UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2017

MFS® GLOBAL EQUITY FUND

LGE-SEM

MFS® GLOBAL EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite the United Kingdom’s decision to leave the European Union and policy uncertainty accompanying a new presidential administration in the United States, most markets have proved resilient. U.S. share prices have reached new highs, and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve will continue to gradually hike interest rates. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies in hopes of reinvigorating slow-growing economies and lifting inflation.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, as well as geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Thermo Fisher Scientific, Inc.	2.9%
Bayer AG	2.8%
Honeywell International, Inc.	2.5%
Nestle S.A.	2.5%
Medtronic PLC	2.4%
Walt Disney Co.	2.3%
Time Warner, Inc.	2.2%
Visa, Inc., “A”	2.2%
Accenture PLC, “A”	2.1%
Reckitt Benckiser Group PLC	2.1%

Equity sectors
Health Care	19.2%
Consumer Staples	18.4%
Financial Services	12.9%
Leisure	9.7%
Industrial Goods & Services	8.0%
Basic Materials	6.6%
Technology	6.1%
Special Products & Services	5.6%
Retailing	5.1%
Transportation	4.8%
Energy	1.1%
Autos & Housing	1.1%

Issuer country weightings (x)
United States	55.1%
United Kingdom	8.9%
Switzerland	8.9%
France	8.3%
Germany	6.6%
Netherlands	2.2%
Sweden	2.1%
Canada	1.6%
Japan	1.1%
Other Countries	5.2%

Currency exposure weightings (y)
United States Dollar	57.8%
Euro	18.2%
British Pound Sterling	8.9%
Swiss Franc	8.9%
Swedish Krona	2.1%
Japanese Yen	1.1%
Danish Krone	0.8%
South Korean Won	0.8%
Brazilian Real	0.5%
Other Currencies	0.9%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2016 through April 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 11/01/16-4/30/17
A	Actual	1.17%	$1,000.00	$1,128.74	$6.18
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86
B	Actual	1.92%	$1,000.00	$1,124.59	$10.11
	Hypothetical (h)	1.92%	$1,000.00	$1,015.27	$9.59
C	Actual	1.92%	$1,000.00	$1,124.66	$10.11
	Hypothetical (h)	1.92%	$1,000.00	$1,015.27	$9.59
I	Actual	0.92%	$1,000.00	$1,130.29	$4.86
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
R1	Actual	1.92%	$1,000.00	$1,124.51	$10.11
	Hypothetical (h)	1.92%	$1,000.00	$1,015.27	$9.59
R2	Actual	1.42%	$1,000.00	$1,127.42	$7.49
	Hypothetical (h)	1.42%	$1,000.00	$1,017.75	$7.10
R3	Actual	1.17%	$1,000.00	$1,128.75	$6.18
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86
R4	Actual	0.92%	$1,000.00	$1,130.22	$4.86
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
R6	Actual	0.83%	$1,000.00	$1,130.81	$4.39
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

4/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.6%
Issuer	Shares/Par	Value ($)
Aerospace - 4.4%
Honeywell International, Inc.	552,821	$72,496,946
MTU Aero Engines AG	168,331	24,139,733
United Technologies Corp.	271,628	32,321,016

		$128,957,695
Airlines - 0.7%
Aena S.A.	119,974	$21,171,404

Alcoholic Beverages - 6.1%
AmBev S.A.	2,748,878	$15,814,027
Carlsberg Group	242,239	24,176,894
Diageo PLC	1,988,463	57,857,646
Heineken N.V.	308,119	27,471,645
Pernod Ricard S.A.	429,756	53,765,099

		$179,085,311
Apparel Manufacturers - 3.6%
Burberry Group PLC	837,532	$17,508,211
Compagnie Financiere Richemont S.A.	363,666	30,390,782
LVMH Moet Hennessy Louis Vuitton SE	229,419	56,603,735

		$104,502,728
Automotive - 1.1%
Delphi Automotive PLC	224,196	$18,025,358
Harley-Davidson, Inc.	254,197	14,440,932

		$32,466,290
Broadcasting - 4.8%
Omnicom Group, Inc.	234,056	$19,220,679
Walt Disney Co.	577,229	66,727,672
WPP Group PLC	2,555,829	54,719,418

		$140,667,769
Brokerage & Asset Managers - 1.4%
Deutsche Boerse AG	151,967	$14,873,558
Franklin Resources, Inc.	630,460	27,179,131

		$42,052,689
Business Services - 5.5%
Accenture PLC, “A”	512,480	$62,163,824
Adecco S.A.	300,879	22,346,692

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Brenntag AG	168,184	$9,973,562
Cognizant Technology Solutions Corp., “A” (a)	314,912	18,967,150
Compass Group PLC	1,655,177	33,400,173
PayPal Holdings, Inc. (a)	327,798	15,642,521

		$162,493,922
Cable TV - 1.3%
Charter Communications, Inc., “A” (a)	60,456	$20,866,993
Sky PLC	1,367,274	17,567,261

		$38,434,254
Chemicals - 2.8%
3M Co.	253,435	$49,630,176
Monsanto Co.	282,592	32,953,053

		$82,583,229
Computer Software - 2.6%
Check Point Software Technologies Ltd. (a)	282,810	$29,415,068
Oracle Corp.	1,012,164	45,506,893

		$74,921,961
Consumer Products - 6.9%
Colgate-Palmolive Co.	511,695	$36,862,508
Coty, Inc., “A”	2,303,200	41,112,120
International Flavors & Fragrances, Inc.	23,523	3,260,053
Reckitt Benckiser Group PLC	666,292	61,366,606
Svenska Cellulosa Aktiebolaget	1,825,792	60,479,759

		$203,081,046
Electrical Equipment - 3.1%
Amphenol Corp.	255,546	$18,478,531
Legrand S.A.	373,645	24,188,693
Schneider Electric S.A.	454,889	35,924,518
W.W. Grainger, Inc.	60,042	11,570,093

		$90,161,835
Electronics - 2.1%
Hoya Corp.	371,400	$17,737,911
Microchip Technology, Inc.	240,770	18,197,397
Samsung Electronics Co. Ltd.	12,144	23,809,881

		$59,745,189
Entertainment - 2.2%
Time Warner, Inc.	649,252	$64,451,246

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 5.3%
Danone S.A. (l)	714,368	$49,942,377
Kellogg Co.	472,054	33,515,834
Nestle S.A.	935,812	72,090,442

		$155,548,653
Food & Drug Stores - 0.4%
Sally Beauty Holdings, Inc.	610,877	$11,618,881

Gaming & Lodging - 0.8%
Marriott International, Inc., “A”	115,408	$10,896,823
Sands China Ltd.	1,272,000	5,772,638
Wynn Resorts Ltd.	51,351	6,316,687

		$22,986,148
Insurance - 0.3%
Swiss Re Ltd.	107,397	$9,347,317

Internet - 0.8%
eBay, Inc. (a)	734,644	$24,544,456

Machinery & Tools - 0.6%
Kubota Corp.	1,006,800	$15,832,432

Major Banks - 6.4%
Bank of New York Mellon Corp.	996,854	$46,911,949
Erste Group Bank AG	368,923	13,189,302
Goldman Sachs Group, Inc.	134,296	30,055,445
State Street Corp.	672,851	56,452,199
UBS Group AG	2,434,487	41,594,250

		$188,203,145
Medical Equipment - 13.4%
Abbott Laboratories	643,097	$28,064,753
Cooper Cos., Inc.	154,814	31,013,889
Dentsply Sirona, Inc.	208,251	13,169,793
Medtronic PLC	840,045	69,799,339
Sonova Holding AG	108,856	16,093,184
Stryker Corp.	444,117	60,564,235
Thermo Fisher Scientific, Inc.	518,074	85,653,174
Waters Corp. (a)	159,784	27,145,704
Zimmer Biomet Holdings, Inc.	503,447	60,237,434

		$391,741,505

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Network & Telecom - 0.7%
Cisco Systems, Inc.	608,157	$20,719,909

Oil Services - 1.1%
National Oilwell Varco, Inc.	240,225	$8,400,668
NOW, Inc. (a)	140,291	2,386,350
Schlumberger Ltd.	309,257	22,448,966

		$33,235,984
Other Banks & Diversified Financials - 4.7%
American Express Co.	489,911	$38,825,447
Grupo Financiero Banorte S.A. de C.V.	1,656,185	9,585,071
Julius Baer Group Ltd.	301,211	15,696,272
Kasikornbank PLC	1,136,580	6,078,846
Komercni Banka A.S.	104,899	4,064,302
Visa, Inc., “A”	694,955	63,393,795

		$137,643,733
Pharmaceuticals - 5.8%
Bayer AG	660,733	$81,762,061
Johnson & Johnson	96,976	11,973,627
Merck KGaA	216,203	25,387,970
Roche Holding AG	197,319	51,620,237

		$170,743,895
Railroad & Shipping - 2.5%
Canadian National Railway Co.	672,011	$48,579,675
Kansas City Southern Co.	272,799	24,571,006

		$73,150,681
Restaurants - 0.6%
Whitbread PLC	345,824	$18,073,218

Specialty Chemicals - 3.8%
Akzo Nobel N.V. (l)	419,956	$36,724,734
L’Air Liquide S.A.	130,810	15,759,541
Linde AG	206,798	37,157,472
Praxair, Inc.	158,635	19,826,202

		$109,467,949
Specialty Stores - 1.2%
AutoZone, Inc. (a)	25,686	$17,779,592
Hermes International	12,644	6,049,150
Urban Outfitters, Inc. (a)	457,710	10,472,405

		$34,301,147

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Trucking - 1.6%
United Parcel Service, Inc., “B”	430,238	$46,233,375
Total Common Stocks (Identified Cost, $2,047,952,125)		$2,888,168,996

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $38,152,880)	38,156,633	$38,156,633

Collateral for Securities Loaned - 1.3%
JPMorgan U.S. Government Money Market Fund, 0.67% (j) (Identified Cost, $38,551,399)	38,551,399	$38,551,399
Total Investments (Identified Cost, $2,124,656,404)		$2,964,877,028

Other Assets, Less Liabilities - (1.2)%		(36,767,060)
Net Assets - 100.0%		$2,928,109,968

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $2,086,503,524)	$2,926,720,395
Underlying affiliated funds, at value (identified cost, $38,152,880)	38,156,633
Total investments, at value, including $37,203,333 of securities on loan (identified cost, $2,124,656,404)	$2,964,877,028
Foreign currency, at value (identified cost, $103,505)	103,505
Receivables for
Investments sold	4,622,372
Fund shares sold	7,905,481
Interest and dividends	6,438,926
Other assets	7,608
Total assets	$2,983,954,920
Liabilities
Payables for
Investments purchased	$10,106,553
Fund shares reacquired	6,118,730
Collateral for securities loaned, at value	38,551,399
Payable to affiliates
Investment adviser	249,994
Shareholder servicing costs	633,232
Distribution and service fees	45,192
Payable for independent Trustees’ compensation	14,537
Deferred country tax expense payable	79,235
Accrued expenses and other liabilities	46,080
Total liabilities	$55,844,952
Net assets	$2,928,109,968
Net assets consist of
Paid-in capital	$2,066,589,146
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $79,235 deferred country tax)	840,093,215
Accumulated net realized gain (loss) on investments and foreign currency	12,487,576
Undistributed net investment income	8,940,031
Net assets	$2,928,109,968
Shares of beneficial interest outstanding	72,576,104

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$647,579,480	16,151,651	$40.09
Class B	27,434,545	739,607	37.09
Class C	167,519,369	4,713,726	35.54
Class I	1,125,903,341	27,395,958	41.10
Class R1	3,199,629	88,131	36.31
Class R2	51,144,203	1,312,401	38.97
Class R3	105,372,020	2,645,853	39.83
Class R4	131,850,068	3,278,703	40.21
Class R6	668,107,313	16,250,074	41.11

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $42.54 [100 / 94.25 x $40.09]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$24,910,293
Dividends from underlying affiliated funds	108,164
Interest	107,668
Other	11,357
Foreign taxes withheld	(1,472,473)
Total investment income	$23,665,009
Expenses
Management fee	$10,401,887
Distribution and service fees	1,991,658
Shareholder servicing costs	1,097,365
Administrative services fee	214,074
Independent Trustees’ compensation	24,363
Custodian fee	168,770
Reimbursement of custodian expenses	(39,816)
Shareholder communications	73,708
Audit and tax fees	36,302
Legal fees	11,355
Miscellaneous	129,918
Total expenses	$14,109,584
Fees paid indirectly	(6)
Reduction of expenses by investment adviser and distributor	(114,090)
Net expenses	$13,995,488
Net investment income	$9,669,521
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers (net of $1,283 country tax)	$21,696,059
Underlying affiliated funds	(3,942)
Foreign currency	37,852
Net realized gain (loss) on investments and foreign currency	$21,729,969
Change in unrealized appreciation (depreciation)
Investments (net of $54,233 increase in deferred country tax)	$302,360,852
Translation of assets and liabilities in foreign currencies	70,941
Net unrealized gain (loss) on investments and foreign currency translation	$302,431,793
Net realized and unrealized gain (loss) on investments and foreign currency	$324,161,762
Change in net assets from operations	$333,831,283

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/17	Year ended 10/31/16
Change in net assets	(unaudited)
From operations
Net investment income	$9,669,521	$18,030,677
Net realized gain (loss) on investments and foreign currency	21,729,969	25,762,438
Net unrealized gain (loss) on investments and foreign currency translation	302,431,793	(13,911,097)
Change in net assets from operations	$333,831,283	$29,882,018
Distributions declared to shareholders
From net investment income	$(18,050,023)	$(17,750,133)
From net realized gain on investments	(20,174,613)	(23,040,223)
Total distributions declared to shareholders	$(38,224,636)	$(40,790,356)
Change in net assets from fund share transactions	$239,231,291	$219,549,574
Total change in net assets	$534,837,938	$208,641,236
Net assets
At beginning of period	2,393,272,030	2,184,630,794
At end of period (including undistributed net investment income of $8,940,031 and $17,320,533, respectively)	$2,928,109,968	$2,393,272,030

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$36.00		$36.22	$35.45	$33.74	$26.46	$23.79
Income (loss) from investment operations
Net investment income (d)	$0.10	(c)	$0.26	$0.30	$0.26	$0.22	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	4.49		0.16	1.07	1.90	7.40	2.78
Total from investment operations	$4.59		$0.42	$1.37	$2.16	$7.62	$3.01
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.26)	$(0.26)	$(0.13)	$(0.27)	$(0.19)
From net realized gain on investments	(0.29)		(0.38)	(0.34)	(0.32)	(0.07)	(0.15)
Total distributions declared to shareholders	$(0.50)		$(0.64)	$(0.60)	$(0.45)	$(0.34)	$(0.34)
Net asset value, end of period (x)	$40.09		$36.00	$36.22	$35.45	$33.74	$26.46
Total return (%) (r)(s)(t)(x)	12.87	(c)(n)	1.26	3.94	6.50	29.12	12.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)(c)	1.22	1.23	1.23	1.29	1.34
Expenses after expense reductions (f)	1.17	(a)(c)	1.21	1.22	1.22	1.29	1.34
Net investment income	0.55	(a)(c)(l)	0.74	0.84	0.75	0.71	0.93
Portfolio turnover	6	(n)	8	8	11	11	13
Net assets at end of period (000 omitted)	$647,579		$655,756	$677,704	$592,610	$512,447	$344,016

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class B			2016	2015	2014		2013	2012

Net asset value, beginning of period	$33.26		$33.51	$32.84	$31.40		$24.64	$22.13
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03	)(c)	$(0.01)	$0.03	$(0.00	)(w)	$(0.01)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	4.15		0.16	1.00	1.76		6.92	2.62
Total from investment operations	$4.12		$0.15	$1.03	$1.76		$6.91	$2.66
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.02)	$—		$(0.08)	$—
From net realized gain on investments	(0.29)		(0.38)	(0.34)	(0.32)		(0.07)	(0.15)
Total distributions declared to shareholders	$(0.29)		$(0.40)	$(0.36)	$(0.32)		$(0.15)	$(0.15)
Net asset value, end of period (x)	$37.09		$33.26	$33.51	$32.84		$31.40	$24.64
Total return (%) (r)(s)(t)(x)	12.46	(c)(n)	0.50	3.17	5.68		28.19	12.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)(c)	1.97	1.98	1.98		2.04	2.09
Expenses after expense reductions (f)	1.92	(a)(c)	1.96	1.97	1.98		2.04	2.09
Net investment income (loss)	(0.16	)(a)(c)(l)	(0.03)	0.09	(0.01)		(0.02)	0.16
Portfolio turnover	6	(n)	8	8	11		11	13
Net assets at end of period (000 omitted)	$27,435		$25,664	$27,384	$26,118		$24,395	$18,799

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class C			2016	2015	2014		2013	2012

Net asset value, beginning of period	$31.88		$32.19	$31.60	$30.22		$23.75	$21.37
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03	)(c)	$(0.01)	$0.03	$(0.00	)(w)	$(0.02)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	3.98		0.15	0.95	1.70		6.66	2.53
Total from investment operations	$3.95		$0.14	$0.98	$1.70		$6.64	$2.57
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.05)	$—		$(0.10)	$(0.04)
From net realized gain on investments	(0.29)		(0.38)	(0.34)	(0.32)		(0.07)	(0.15)
Total distributions declared to shareholders	$(0.29)		$(0.45)	$(0.39)	$(0.32)		$(0.17)	$(0.19)
Net asset value, end of period (x)	$35.54		$31.88	$32.19	$31.60		$30.22	$23.75
Total return (%) (r)(s)(t)(x)	12.47	(c)(n)	0.48	3.17	5.70		28.15	12.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)(c)	1.97	1.98	1.98		2.04	2.09
Expenses after expense reductions (f)	1.92	(a)(c)	1.96	1.97	1.98		2.04	2.09
Net investment income (loss)	(0.16	)(a)(c)(l)	(0.03)	0.08	(0.00)		(0.06)	0.17
Portfolio turnover	6	(n)	8	8	11		11	13
Net assets at end of period (000 omitted)	$167,519		$156,837	$140,018	$111,902		$74,448	$32,071

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$36.94		$37.14	$36.34	$34.56	$27.09	$24.35
Income (loss) from investment operations
Net investment income (d)	$0.17	(c)	$0.34	$0.41	$0.35	$0.30	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	4.59		0.19	1.07	1.95	7.58	2.85
Total from investment operations	$4.76		$0.53	$1.48	$2.30	$7.88	$3.15
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.35)	$(0.34)	$(0.20)	$(0.34)	$(0.26)
From net realized gain on investments	(0.29)		(0.38)	(0.34)	(0.32)	(0.07)	(0.15)
Total distributions declared to shareholders	$(0.60)		$(0.73)	$(0.68)	$(0.52)	$(0.41)	$(0.41)
Net asset value, end of period (x)	$41.10		$36.94	$37.14	$36.34	$34.56	$27.09
Total return (%) (r)(s)(x)	13.03	(c)(n)	1.52	4.17	6.77	29.44	13.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)(c)	0.97	0.98	0.98	1.04	1.09
Expenses after expense reductions (f)	0.92	(a)(c)	0.96	0.97	0.98	1.04	1.09
Net investment income	0.90	(a)(c)(l)	0.93	1.11	0.99	0.98	1.18
Portfolio turnover	6	(n)	8	8	11	11	13
Net assets at end of period (000 omitted)	$1,125,903		$793,470	$671,087	$681,259	$638,111	$356,027

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R1			2016	2015	2014		2013		2012

Net asset value, beginning of period	$32.56		$32.80	$32.17	$30.76		$24.13		$21.67
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03	)(c)	$(0.01)	$0.03	$(0.00	)(w)	$(0.00	)(w)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	4.07		0.16	0.97	1.73		6.76		2.59
Total from investment operations	$4.04		$0.15	$1.00	$1.73		$6.76		$2.62
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$(0.03)	$—		$(0.06)		$(0.01)
From net realized gain on investments	(0.29)		(0.38)	(0.34)	(0.32)		(0.07)		(0.15)
Total distributions declared to shareholders	$(0.29)		$(0.39)	$(0.37)	$(0.32)		$(0.13)		$(0.16)
Net asset value, end of period (x)	$36.31		$32.56	$32.80	$32.17		$30.76		$24.13
Total return (%) (r)(s)(x)	12.48	(c)(n)	0.51	3.14	5.70		28.17		12.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)(c)	1.97	1.98	1.98		2.04		2.09
Expenses after expense reductions (f)	1.92	(a)(c)	1.96	1.97	1.98		2.04		2.09
Net investment income (loss)	(0.17	)(a)(c)(l)	(0.03)	0.10	(0.01)		(0.01)		0.15
Portfolio turnover	6	(n)	8	8	11		11		13
Net assets at end of period (000 omitted)	$3,200		$3,442	$3,546	$3,776		$3,718		$2,968

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$34.96		$35.19	$34.45	$32.81	$25.76	$23.16
Income (loss) from investment operations
Net investment income (d)	$0.06	(c)	$0.16	$0.21	$0.17	$0.14	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	4.36		0.16	1.03	1.85	7.21	2.73
Total from investment operations	$4.42		$0.32	$1.24	$2.02	$7.35	$2.89
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.17)	$(0.16)	$(0.06)	$(0.23)	$(0.14)
From net realized gain on investments	(0.29)		(0.38)	(0.34)	(0.32)	(0.07)	(0.15)
Total distributions declared to shareholders	$(0.41)		$(0.55)	$(0.50)	$(0.38)	$(0.30)	$(0.29)
Net asset value, end of period (x)	$38.97		$34.96	$35.19	$34.45	$32.81	$25.76
Total return (%) (r)(s)(x)	12.74	(c)(n)	0.99	3.67	6.24	28.82	12.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)(c)	1.47	1.48	1.48	1.54	1.59
Expenses after expense reductions (f)	1.42	(a)(c)	1.46	1.47	1.48	1.54	1.59
Net investment income	0.33	(a)(c)(l)	0.47	0.59	0.49	0.48	0.65
Portfolio turnover	6	(n)	8	8	11	11	13
Net assets at end of period (000 omitted)	$51,144		$49,546	$56,978	$57,258	$54,726	$30,799

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$35.76		$35.98	$35.23	$33.55	$26.32	$23.66
Income (loss) from investment operations
Net investment income (d)	$0.11	(c)	$0.26	$0.30	$0.26	$0.21	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	4.46		0.16	1.05	1.88	7.37	2.79
Total from investment operations	$4.57		$0.42	$1.35	$2.14	$7.58	$3.01
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.26)	$(0.26)	$(0.14)	$(0.28)	$(0.20)
From net realized gain on investments	(0.29)		(0.38)	(0.34)	(0.32)	(0.07)	(0.15)
Total distributions declared to shareholders	$(0.50)		$(0.64)	$(0.60)	$(0.46)	$(0.35)	$(0.35)
Net asset value, end of period (x)	$39.83		$35.76	$35.98	$35.23	$33.55	$26.32
Total return (%) (r)(s)(x)	12.90	(c)(n)	1.25	3.93	6.49	29.11	12.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)(c)	1.22	1.23	1.23	1.29	1.34
Expenses after expense reductions (f)	1.17	(a)(c)	1.21	1.22	1.23	1.29	1.34
Net investment income	0.59	(a)(c)(l)	0.74	0.84	0.74	0.67	0.91
Portfolio turnover	6	(n)	8	8	11	11	13
Net assets at end of period (000 omitted)	$105,372		$98,106	$105,192	$90,864	$62,218	$21,664

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$36.15		$36.37	$35.59	$33.87	$26.55	$23.88
Income (loss) from investment operations
Net investment income (d)	$0.16	(c)	$0.35	$0.40	$0.35	$0.31	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	4.49		0.16	1.06	1.89	7.42	2.77
Total from investment operations	$4.65		$0.51	$1.46	$2.24	$7.73	$3.08
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.35)	$(0.34)	$(0.20)	$(0.34)	$(0.26)
From net realized gain on investments	(0.29)		(0.38)	(0.34)	(0.32)	(0.07)	(0.15)
Total distributions declared to shareholders	$(0.59)		$(0.73)	$(0.68)	$(0.52)	$(0.41)	$(0.41)
Net asset value, end of period (x)	$40.21		$36.15	$36.37	$35.59	$33.87	$26.55
Total return (%) (r)(s)(x)	13.02	(c)(n)	1.50	4.20	6.74	29.47	13.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)(c)	0.97	0.98	0.98	1.04	1.09
Expenses after expense reductions (f)	0.92	(a)(c)	0.96	0.97	0.98	1.04	1.09
Net investment income	0.85	(a)(c)(l)	0.99	1.11	0.99	1.02	1.23
Portfolio turnover	6	(n)	8	8	11	11	13
Net assets at end of period (000 omitted)	$131,850		$116,248	$118,810	$109,067	$90,239	$37,929

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R6			2016	2015	2014	2013	2012 (i)

Net asset value, beginning of period	$36.96		$37.17	$36.36	$34.58	$27.10	$24.19
Income (loss) from investment operations
Net investment income (d)	$0.18	(c)	$0.39	$0.44	$0.42	$0.08	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	4.59		0.16	1.08	1.90	7.81	2.86
Total from investment operations	$4.77		$0.55	$1.52	$2.32	$7.89	$2.91
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.38)	$(0.37)	$(0.22)	$(0.34)	$—
From net realized gain on investments	(0.29)		(0.38)	(0.34)	(0.32)	(0.07)	—
Total distributions declared to shareholders	$(0.62)		$(0.76)	$(0.71)	$(0.54)	$(0.41)	$—
Net asset value, end of period (x)	$41.11		$36.96	$37.17	$36.36	$34.58	$27.10
Total return (%) (r)(s)(x)	13.08	(c)(n)	1.60	4.29	6.84	29.50	12.03	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)(c)	0.87	0.88	0.90	0.95	1.04	(a)
Expenses after expense reductions (f)	0.83	(a)(c)	0.87	0.88	0.90	0.95	1.04	(a)
Net investment income	0.94	(a)(c)(l)	1.08	1.19	1.16	0.24	0.50	(a)
Portfolio turnover	6	(n)	8	8	11	11	13
Net assets at end of period (000 omitted)	$668,107		$494,203	$383,913	$306,861	$187,343	$112

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Equity Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

24

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

25

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,888,168,996	$—	$—	$2,888,168,996
Mutual Funds	76,708,032	—	—	76,708,032
Total Investments	$2,964,877,028	$—	$—	$2,964,877,028

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related

26

Notes to Financial Statements (unaudited) – continued

collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $37,203,333. The fair value of the fund’s investment securities on loan and a related liability of $38,551,399 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in

27

Notes to Financial Statements (unaudited) – continued

error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/16
Ordinary income (including any short-term capital gains)	$17,750,133
Long-term capital gains	23,040,223
Total distributions	$40,790,356

28

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/17
Cost of investments	$2,133,896,372
Gross appreciation	860,344,892
Gross depreciation	(29,364,236)
Net unrealized appreciation (depreciation)	$830,980,656

As of 10/31/16
Undistributed ordinary income	17,896,448
Undistributed long-term capital gains	19,603,632
Other temporary differences	(151,476)
Net unrealized appreciation (depreciation)	528,565,571

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/17	Year ended 10/31/16	Six months ended 4/30/17	Year ended 10/31/16
Class A	$3,760,511	$5,042,647	$5,151,506	$7,226,867
Class B	—	16,608	216,973	311,442
Class C	—	299,486	1,381,533	1,711,911
Class I	7,027,455	6,250,486	6,555,662	6,860,251
Class R1	—	1,015	29,616	40,904
Class R2	165,770	277,569	400,968	611,633
Class R3	564,314	737,499	775,062	1,080,658
Class R4	964,204	1,126,057	914,309	1,230,561
Class R6	5,567,769	3,998,766	4,748,984	3,965,996
Total	$18,050,023	$17,750,133	$20,174,613	$23,040,223

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period November 1, 2016 through February 27, 2017, the management fee was computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

29

Notes to Financial Statements (unaudited) – continued

The investment adviser had agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $5 billion. This written agreement terminated on February 27, 2017. For the period November 1, 2016 through February 27, 2017, the fund’s average daily net assets did not exceed $5 billion and therefore, the management fee was not reduced in accordance with this agreement. Effective February 28, 2017, the management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Next $3 billion of average daily net assets	0.65%
Average daily net assets in excess of $5 billion	0.60%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2017, this management fee reduction amounted to $100,233, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.77% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $126,234 for the six months ended April 30, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$802,594
Class B	0.75%	0.25%	1.00%	1.00%	130,210
Class C	0.75%	0.25%	1.00%	1.00%	793,635
Class R1	0.75%	0.25%	1.00%	1.00%	15,693
Class R2	0.25%	0.25%	0.50%	0.50%	123,104
Class R3	—	0.25%	0.25%	0.25%	126,422
Total Distribution and Service Fees					$1,991,658

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2017 based on each class’s average daily net assets. MFD has

30

Notes to Financial Statements (unaudited) – continued

voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2017, this rebate amounted to $13,417, $159, and $281 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2017, were as follows:

Amount
Class A	$3,745
Class B	23,683
Class C	12,965

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2017, the fee was $127,303, which equated to 0.0095% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $970,062.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.0160% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a

31

Notes to Financial Statements (unaudited) – continued

pension expense of $694 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $6,635 at April 30, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2017, the fee paid by the fund under this agreement was $2,393 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2017, MFS redeemed 131,540 shares of Class I for an aggregate amount of $5,261,584.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended April 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $7,756,838 and $149,107, respectively. The sales transactions resulted in net realized gains (losses) of $25,605.

(4) Portfolio Securities

For the six months ended April 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $379,226,836 and $152,555,248, respectively.

32

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,181,362	$81,919,176	5,033,576	$176,359,278
Class B	60,578	2,100,366	107,909	3,492,498
Class C	495,198	16,539,793	1,572,731	49,094,334
Class I	9,370,464	360,163,937	9,998,276	363,575,827
Class R1	9,807	336,839	30,037	981,755
Class R2	154,784	5,651,577	395,940	13,566,613
Class R3	521,503	19,568,615	1,027,604	35,733,919
Class R4	356,421	13,457,451	993,421	34,957,939
Class R6	4,074,705	151,068,105	4,010,055	144,279,472
	17,224,822	$650,805,859	23,169,549	$822,041,635

Shares issued to shareholders in reinvestment of distributions
Class A	227,957	$8,274,844	329,831	$11,273,619
Class B	6,227	209,716	9,928	315,610
Class C	36,428	1,175,527	52,843	1,610,123
Class I	339,346	12,616,876	331,597	11,605,879
Class R1	898	29,616	1,309	40,738
Class R2	14,260	503,670	24,537	816,336
Class R3	37,143	1,339,376	53,439	1,814,793
Class R4	50,576	1,839,938	67,474	2,310,986
Class R6	269,617	10,024,360	217,130	7,597,374
	982,452	$36,013,923	1,088,088	$37,385,458

Shares reacquired
Class A	(4,475,209)	$(168,125,115)	(5,855,874)	$(205,694,182)
Class B	(98,842)	(3,433,910)	(163,324)	(5,278,684)
Class C	(738,049)	(24,589,269)	(1,055,755)	(33,001,005)
Class I	(3,796,092)	(147,480,324)	(6,914,717)	(247,749,128)
Class R1	(28,281)	(940,393)	(33,738)	(1,092,517)
Class R2	(274,019)	(9,971,828)	(622,433)	(21,266,657)
Class R3	(656,360)	(24,780,984)	(1,261,160)	(44,049,280)
Class R4	(344,024)	(13,069,486)	(1,111,759)	(38,680,418)
Class R6	(1,464,795)	(55,197,182)	(1,184,001)	(43,065,648)
	(11,875,671)	$(447,588,491)	(18,202,761)	$(639,877,519)

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Net change
Class A	(2,065,890)	$(77,931,095)	(492,467)	$(18,061,285)
Class B	(32,037)	(1,123,828)	(45,487)	(1,470,576)
Class C	(206,423)	(6,873,949)	569,819	17,703,452
Class I	5,913,718	225,300,489	3,415,156	127,432,578
Class R1	(17,576)	(573,938)	(2,392)	(70,024)
Class R2	(104,975)	(3,816,581)	(201,956)	(6,883,708)
Class R3	(97,714)	(3,872,993)	(180,117)	(6,500,568)
Class R4	62,973	2,227,903	(50,864)	(1,411,493)
Class R6	2,879,527	105,895,283	3,043,184	108,811,198
	6,331,603	$239,231,291	6,054,876	$219,549,574

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2017, the fund’s commitment fee and interest expense were $8,051 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	38,360,312	353,250,550	(353,454,229)	38,156,633

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,942)	$—	$108,164	$38,156,633

34

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust VI, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	6,329,612,868.770	132,704,839.172
John A. Caroselli	6,330,619,354.451	131,698,353.490
Maureen R. Goldfarb	6,315,675,281.759	146,642,407.912
David H. Gunning	6,305,186,698.635	157,131,009.306
Michael Hegarty	6,309,871,628.026	152,446,061.646
John P. Kavanaugh	6,332,679,359.255	129,638,330.417
Robert J. Manning	6,317,953,989.829	144,363,699.843
Clarence Otis, Jr.	6,323,592,829.433	138,724,860.239
Maryanne L. Roepke	6,332,173,801.267	130,143,906.674
Robin A. Stelmach	6,323,553,438.750	138,764,269.191
Laurie J. Thomsen	6,322,535,395.180	139,782,294.492

35

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

36

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

37

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

April 30, 2017

MFS® GLOBAL

TOTAL RETURN FUND

MWT-SEM

MFS® GLOBAL TOTAL RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite the United Kingdom’s decision to leave the European Union and policy uncertainty accompanying a new presidential administration in the United States, most markets have proved resilient. U.S. share prices have reached new highs, and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve will continue to gradually hike interest rates. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies in hopes of reinvigorating slow-growing economies and lifting inflation.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, as well as geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Philip Morris International, Inc.	1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.2%
Nestle S.A.	1.2%
Republic of Italy, 5.5%, 9/01/2022	1.1%
Government of Japan, 2.2%, 9/20/2027	1.0%
Johnson & Johnson	1.0%
3M Co.	1.0%
JPMorgan Chase & Co.	1.0%
Government of Japan, 1.5%, 3/20/2034	0.9%
Japan Tobacco, Inc.	0.9%

Composition including fixed income credit quality (a)(i)
AAA	5.7%
AA	3.8%
A	8.1%
BBB	9.8%
U.S. Government	2.1%
Federal Agencies	2.7%
Not Rated	(0.2)%
Non-Fixed Income	59.7%
Cash & Cash Equivalents	7.8%
Other	0.5%

Equity sectors
Financial Services	11.8%
Consumer Staples	10.8%
Health Care	7.1%
Technology	5.3%
Industrial Goods & Services	4.3%
Utilities & Communications	3.9%
Basic Materials	3.5%
Special Products & Services	3.3%
Energy	2.7%
Leisure	2.6%
Retailing	1.7%
Autos & Housing	1.5%
Transportation	1.2%

Fixed income sectors (i)
Non-U.S. Government Bonds	13.2%
Investment Grade Corporates	11.7%
Mortgage-Backed Securities	2.6%
U.S. Treasury Securities	1.7%
Collateralized Debt Obligations	0.8%
Emerging Markets Bonds	0.7%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.5%
High Yield Corporates	0.2%
U.S. Government Agencies	0.1%

Portfolio Composition – continued

Issuer country weightings (i)(x)
United States	55.3%
Japan	8.8%
United Kingdom	6.4%
Switzerland	5.0%
France	3.9%
Germany	3.9%
Canada	3.0%
Italy	1.8%
Netherlands	1.6%
Other Countries	10.3%

Currency exposure weightings (i)(y)
United States Dollar	51.8%
Euro	16.0%
Japanese Yen	11.5%
British Pound Sterling	5.9%
Swiss Franc	5.0%
Canadian Dollar	1.6%
Taiwan Dollar	1.4%
Swedish Krona	1.3%
South Korean Won	1.0%
Other Currencies	4.5%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Portfolio Composition – continued

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2016 through April 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 11/01/16-4/30/17
A	Actual	1.08%	$1,000.00	$1,049.55	$5.49
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41
B	Actual	1.83%	$1,000.00	$1,045.74	$9.28
	Hypothetical (h)	1.83%	$1,000.00	$1,015.72	$9.15
C	Actual	1.83%	$1,000.00	$1,045.21	$9.28
	Hypothetical (h)	1.83%	$1,000.00	$1,015.72	$9.15
I	Actual	0.83%	$1,000.00	$1,050.80	$4.22
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
R1	Actual	1.83%	$1,000.00	$1,045.93	$9.28
	Hypothetical (h)	1.83%	$1,000.00	$1,015.72	$9.15
R2	Actual	1.33%	$1,000.00	$1,048.16	$6.75
	Hypothetical (h)	1.33%	$1,000.00	$1,018.20	$6.66
R3	Actual	1.08%	$1,000.00	$1,049.84	$5.49
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41
R4	Actual	0.83%	$1,000.00	$1,050.75	$4.22
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
R6	Actual	0.74%	$1,000.00	$1,051.94	$3.76
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios reflect a one-time Reimbursement of Expenses by Custodian of 0.01% that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

PORTFOLIO OF INVESTMENTS

4/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 58.5%
Issuer	Shares/Par	Value ($)
Aerospace - 1.5%
Honeywell International, Inc.	110,392	$14,476,807
Lockheed Martin Corp.	41,629	11,216,934
United Technologies Corp.	44,037	5,239,963

		$30,933,704
Airlines - 0.2%
Air Canada (a)	186,352	$1,773,351
Copa Holdings S.A., “A”	10,985	1,278,874

		$3,052,225
Alcoholic Beverages - 1.0%
Heineken N.V.	118,000	$10,520,786
Pernod Ricard S.A.	82,339	10,301,112

		$20,821,898
Apparel Manufacturers - 0.2%
Compagnie Financiere Richemont S.A.	52,120	$4,355,556

Automotive - 0.7%
Delphi Automotive PLC	50,367	$4,049,507
General Motors Co.	143,029	4,954,525
Hyundai Motor Co.	10,746	1,359,895
Magna International, Inc.	33,799	1,411,830
USS Co. Ltd.	122,400	2,163,068

		$13,938,825
Biotechnology - 0.2%
Celgene Corp. (a)	35,318	$4,381,198

Broadcasting - 0.4%
Omnicom Group, Inc.	100,481	$8,251,500

Brokerage & Asset Managers - 0.4%
BlackRock, Inc.	16,730	$6,433,856
Daiwa Securities Group, Inc.	321,000	1,950,332

		$8,384,188
Business Services - 3.3%
Accenture PLC, “A”	132,638	$16,088,989
Amadeus IT Group S.A.	147,095	7,931,414

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Bunzl PLC	185,279	$5,778,558
Compass Group PLC	588,226	11,869,939
Equifax, Inc.	20,859	2,822,431
Fidelity National Information Services, Inc.	51,273	4,316,674
Nomura Research Institute Ltd.	210,700	7,333,626
Secom Co. Ltd.	71,400	5,179,102
SGS S.A.	2,030	4,568,010

		$65,888,743
Cable TV - 1.1%
Charter Communications, Inc., “A” (a)	25,215	$8,703,209
Comcast Corp., “A”	324,588	12,720,604

		$21,423,813
Chemicals - 2.3%
3M Co.	100,212	$19,624,516
Givaudan S.A.	4,194	8,080,300
LyondellBasell Industries N.V., “A”	17,555	1,487,962
Monsanto Co.	21,658	2,525,539
Orica Ltd.	196,342	2,724,297
PPG Industries, Inc.	112,812	12,391,270

		$46,833,884
Computer Software - 1.0%
Cadence Design Systems, Inc. (a)	278,165	$9,059,834
Check Point Software Technologies Ltd. (a)	62,946	6,547,014
Oracle Corp.	93,582	4,207,447

		$19,814,295
Computer Software - Systems - 0.5%
Hon Hai Precision Industry Co. Ltd.	1,265,500	$4,144,092
International Business Machines Corp.	39,223	6,287,055

		$10,431,147
Construction - 0.7%
Bellway PLC	25,086	$924,705
Geberit AG	6,531	2,974,723
Owens Corning	39,612	2,410,390
Sherwin-Williams Co.	18,092	6,055,031
Stanley Black & Decker, Inc.	16,181	2,203,043

		$14,567,892
Consumer Products - 2.7%
Coty, Inc., “A”	122,405	$2,184,929
Kao Corp.	220,900	12,182,940

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - continued
Kobayashi Pharmaceutical Co. Ltd.	87,800	$4,599,704
Kose Corp.	22,400	2,123,956
Procter & Gamble Co.	169,141	14,771,084
Reckitt Benckiser Group PLC	148,780	13,702,886
Svenska Cellulosa Aktiebolaget	111,056	3,678,754

		$53,244,253
Containers - 0.4%
Brambles Ltd.	851,995	$6,596,649
Crown Holdings, Inc. (a)	29,674	1,664,415

		$8,261,064
Electrical Equipment - 2.1%
IMI PLC	109,932	$1,821,090
Johnson Controls International PLC	210,572	8,753,478
Legrand S.A.	82,881	5,365,475
OMRON Corp.	97,700	4,088,545
Schneider Electric S.A.	103,574	8,179,679
Siemens AG	74,630	10,698,351
Spectris PLC	72,384	2,587,548

		$41,494,166
Electronics - 3.4%
Analog Devices, Inc.	45,655	$3,478,911
Halma PLC	233,720	3,187,580
Hirose Electric Co. Ltd.	29,445	3,954,175
Intel Corp.	130,623	4,722,021
NVIDIA Corp.	24,116	2,515,299
Samsung Electronics Co. Ltd.	4,141	8,118,966
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	749,798	24,795,820
Texas Instruments, Inc.	211,424	16,740,552

		$67,513,324
Energy - Independent - 0.6%
Occidental Petroleum Corp.	57,409	$3,532,950
Rice Energy, Inc. (a)	194,971	4,150,933
Valero Energy Corp.	63,172	4,081,543

		$11,765,426
Energy - Integrated - 1.8%
BP PLC	947,445	$5,430,054
Chevron Corp.	40,737	4,346,638
China Petroleum & Chemical Corp.	2,548,000	2,063,728
Exxon Mobil Corp.	153,021	12,494,165

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Integrated - continued
Galp Energia SGPS S.A.	246,281	$3,828,268
LUKOIL PJSC, ADR	76,317	3,790,284
Suncor Energy, Inc.	106,220	3,328,883

		$35,282,020
Engineering - Construction - 0.3%
Bouygues (l)	42,144	$1,771,798
VINCI S.A.	59,978	5,102,588

		$6,874,386
Entertainment - 0.3%
Time Warner, Inc.	55,025	$5,462,332

Food & Beverages - 2.9%
Danone S.A. (l)	95,656	$6,687,433
General Mills, Inc.	226,682	13,036,482
J.M. Smucker Co.	25,492	3,230,346
Marine Harvest A.S.A.	361,413	6,010,922
Mead Johnson Nutrition Co., “A”	38,155	3,385,112
Nestle S.A.	310,586	23,926,047
P/f Bakkafrost	13,268	449,684
Tyson Foods, Inc., “A”	30,142	1,936,925

		$58,662,951
Food & Drug Stores - 0.9%
CVS Health Corp.	129,325	$10,661,553
Lawson, Inc.	14,000	929,356
Wesfarmers Ltd.	118,842	3,826,522
WM Morrison Supermarkets PLC	719,488	2,235,582

		$17,653,013
Gaming & Lodging - 0.2%
Sands China Ltd.	724,000	$3,285,684

General Merchandise - 0.1%
Target Corp.	52,759	$2,946,590

Health Maintenance Organizations - 0.2%
Cigna Corp.	25,671	$4,014,174

Insurance - 3.5%
Aon PLC	100,911	$12,093,174
Chubb Ltd.	43,136	5,920,416
Fairfax Financial Holdings Ltd.	17,550	8,022,563

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Hiscox Ltd.	138,581	$2,031,828
MetLife, Inc.	224,892	11,651,655
Prudential Financial, Inc.	45,574	4,877,785
Swiss Re Ltd.	22,151	1,927,916
Travelers Cos., Inc.	97,534	11,865,986
Zurich Insurance Group AG	41,561	11,503,416

		$69,894,739
Internet - 0.2%
LogMeIn, Inc.	31,832	$3,597,016

Machinery & Tools - 0.3%
Illinois Tool Works, Inc.	42,604	$5,883,186

Major Banks - 5.2%
Bank of New York Mellon Corp.	161,731	$7,611,061
BNP Paribas	57,302	4,043,507
BOC Hong Kong Holdings Ltd.	706,500	2,906,529
Canadian Imperial Bank of Commerce	45,024	3,636,421
China Construction Bank	7,037,000	5,717,644
Goldman Sachs Group, Inc.	31,053	6,949,661
JPMorgan Chase & Co.	224,566	19,537,242
National Australia Bank Ltd.	30,416	774,367
PNC Financial Services Group, Inc.	21,845	2,615,939
Royal Bank of Canada	22,481	1,539,499
State Street Corp.	67,594	5,671,137
Sumitomo Mitsui Financial Group, Inc.	51,700	1,912,633
Svenska Handelsbanken AB	718,237	10,192,992
Toronto-Dominion Bank	53,639	2,523,888
UBS Group AG	811,698	13,868,207
Wells Fargo & Co.	278,699	15,005,154

		$104,505,881
Medical & Health Technology & Services - 0.3%
HCA Holdings, Inc. (a)	61,280	$5,160,389

Medical Equipment - 1.3%
Abbott Laboratories	181,741	$7,931,177
Danaher Corp.	54,818	4,567,984
Medtronic PLC	131,865	10,956,663
Thermo Fisher Scientific, Inc.	20,198	3,339,335

		$26,795,159

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Metals & Mining - 0.5%
Rio Tinto PLC	234,246	$9,289,968

Natural Gas - Distribution - 0.3%
Engie	410,177	$5,786,135

Natural Gas - Pipeline - 0.2%
Williams Partners LP	98,964	$4,050,597

Network & Telecom - 0.2%
Cisco Systems, Inc.	135,224	$4,607,082

Oil Services - 0.3%
Schlumberger Ltd.	84,829	$6,157,737

Other Banks & Diversified Financials - 1.6%
Agricultural Bank of China	2,946,000	$1,359,689
American Express Co.	51,631	4,091,757
DBS Group Holdings Ltd.	485,800	6,728,147
DNB A.S.A.	117,796	1,839,791
ING Groep N.V.	434,627	7,075,549
U.S. Bancorp	211,970	10,869,822

		$31,964,755
Pharmaceuticals - 5.1%
Bayer AG	125,064	$15,475,980
Eli Lilly & Co.	119,736	9,825,536
Johnson & Johnson	161,477	19,937,565
Merck & Co., Inc.	210,070	13,093,663
Novartis AG	157,122	12,088,130
Pfizer, Inc.	495,022	16,791,146
Roche Holding AG	42,721	11,176,157
Santen Pharmaceutical Co. Ltd.	306,600	4,309,865

		$102,698,042
Printing & Publishing - 0.5%
Moody’s Corp.	54,695	$6,471,512
RELX N.V. (l)	237,137	4,586,353

		$11,057,865
Railroad & Shipping - 0.2%
Canadian National Railway Co.	33,235	$2,402,558
Union Pacific Corp.	23,527	2,634,083

		$5,036,641

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - 1.1%
Deutsche Wohnen AG	399,803	$13,670,515
Medical Properties Trust, Inc., REIT	340,428	4,449,394
Starwood Property Trust, Inc., REIT	110,083	2,497,783
Washington Prime Group, Inc., REIT	72,904	641,555

		$21,259,247
Restaurants - 0.2%
Brinker International, Inc.	55,843	$2,467,702
Greggs PLC	60,588	843,591

		$3,311,293
Specialty Chemicals - 0.3%
PTT Global Chemical PLC	2,543,900	$5,515,828
Tosoh Corp.	104,000	976,793

		$6,492,621
Specialty Stores - 0.5%
Esprit Holdings Ltd. (a)	202,450	$157,205
Gap, Inc.	207,594	5,438,963
Just Eat PLC (a)	398,888	2,981,011
Urban Outfitters, Inc. (a)	34,611	791,900

		$9,369,079
Telecommunications - Wireless - 1.0%
KDDI Corp.	528,500	$14,011,947
SK Telecom Co. Ltd.	4,603	968,818
SoftBank Group Corp.	27,800	2,105,294
Vodafone Group PLC	973,868	2,510,725

		$19,596,784
Telephone Services - 0.9%
AT&T, Inc.	40,571	$1,607,829
British Telecom Group, PLC	651,661	2,572,185
Nippon Telegraph & Telephone Corp.	71,500	3,058,834
TDC A.S.	516,977	2,774,826
Verizon Communications, Inc.	194,048	8,908,744

		$18,922,418
Tobacco - 3.6%
Altria Group, Inc.	215,939	$15,500,101
British American Tobacco PLC	146,986	9,928,122
Imperial Brands PLC	37,524	1,838,093
Japan Tobacco, Inc.	519,900	17,284,139
Philip Morris International, Inc.	253,712	28,121,438

		$72,671,893

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Common Stocks - continued
Trucking - 0.8%
United Parcel Service, Inc., “B”		74,045	$7,956,876
Yamato Holdings Co. Ltd.		383,300	8,281,481

			$16,238,357
Utilities - Electric Power - 1.0%
American Electric Power Co., Inc.		125,320	$8,500,456
Energias de Portugal S.A.		679,675	2,243,321
SSE PLC		316,275	5,698,084
Xcel Energy, Inc.		71,269	3,210,668

			$19,652,529
Total Common Stocks (Identified Cost, $853,953,555)			$1,173,537,664

Bonds - 32.2%
Aerospace - 0.0%
Lockheed Martin Corp., 3.55%, 1/15/2026		$795,000	$820,079

Airlines - 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	850,000	$932,234

Apparel Manufacturers - 0.0%
Christian Dior SE, 0.75%, 6/24/2021	EUR	700,000	$776,949

Asset-Backed & Securitized - 1.8%
A Voce CLO Ltd., 2014-1A, “A1R”, FRN, 2.183%, 7/15/2026 (n)		$3,177,000	$3,173,310
Cent CLO LP, 2013-17A, “A1”, FRN, 2.339%, 1/30/2025 (n)		1,216,000	1,216,855
Cent CLO LP, 2014-21A, “A1”, FRN, 2.38%, 7/27/2026 (n)		2,164,336	2,162,592
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 2.062%, 3/15/2028 (n)		1,852,427	1,861,299
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.994%, 6/15/2028 (z)		1,511,000	1,518,846
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		1,995,691	2,079,593
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 2.258%, 7/15/2025 (n)		1,563,000	1,565,395
Dryden Senior Loan Fund, 2014-34A, “AR”, FRN, 2.182%, 10/15/2026 (n)		2,966,973	2,966,571
Flatiron CLO Ltd., 2013-1A, “A2R”, FRN, 2.808%, 1/17/2026 (n)		3,092,916	3,088,704
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 1.394%, 1/15/2020		5,562,000	5,569,633
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050		2,298,421	2,345,538

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 2.306%, 4/25/2025 (n)		$1,419,000	$1,419,890
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		1,034,280	1,034,044
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,620,000	2,701,259
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.003%, 6/15/2049		158,836	158,751
Merrill Lynch Mortgage Trust, FRN, 6.027%, 6/12/2050		400,193	400,207
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.179%, 2/15/2051		25,827	25,797
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,322,687	2,399,934
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,013,505	1,020,625

			$36,708,843
Automotive - 0.3%
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	800,000	$879,510
FCA Capital Ireland PLC, 2%, 10/23/2019	EUR	1,375,000	1,553,505
Ferrari N.V., 1.5%, 3/16/2023	EUR	1,350,000	1,492,684
General Motors Co., 6.6%, 4/01/2036		$916,000	1,055,919
General Motors Financial Co., Inc., 4.35%, 1/17/2027		525,000	532,587
RCI Banque S.A., 1.25%, 6/08/2022	EUR	450,000	501,234
Valeo S.A., 1.625%, 3/18/2026	EUR	400,000	448,691

			$6,464,130
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/2020		$432,000	$473,458

Broadcasting - 0.2%
Omnicom Group, Inc., 3.65%, 11/01/2024		$210,000	$214,828
Omnicom Group, Inc., 3.6%, 4/15/2026		890,000	896,831
ProSiebenSat.1 Media SE, 2.625%, 4/15/2021	EUR	860,000	997,521
SES S.A., 3.6%, 4/04/2023 (n)		$635,000	635,699
Time Warner, Inc., 3.8%, 2/15/2027		1,327,000	1,321,169

			$4,066,048
Brokerage & Asset Managers - 0.2%
CME Group, Inc., 3%, 3/15/2025		$991,000	$998,621
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		538,000	547,085
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		883,000	919,025
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		715,000	727,957
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		1,150,000	1,151,472

			$4,344,160

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Building - 0.2%
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	700,000	$818,623
Imerys S.A., 1.5%, 1/15/2027	EUR	700,000	766,220
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		$400,000	417,818
Mohawk Industries, Inc., 2%, 1/14/2022	EUR	800,000	922,846
Owens Corning, 4.2%, 12/15/2022		$1,053,000	1,103,563
Owens Corning, 3.4%, 8/15/2026		906,000	882,263

			$4,911,333
Business Services - 0.2%
Cisco Systems, Inc., 2.2%, 2/28/2021		$1,211,000	$1,217,404
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		1,180,000	1,222,438
Fidelity National Information Services, Inc., 5%, 10/15/2025		410,000	452,334
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,032,000	988,812
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		516,000	503,099

			$4,384,087
Cable TV - 0.5%
Charter Communications Operating LLC, 6.384%, 10/23/2035		$2,231,000	$2,556,882
Comcast Corp., 2.75%, 3/01/2023		2,311,000	2,320,168
Comcast Corp., 4.65%, 7/15/2042		1,300,000	1,356,728
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		595,000	587,666
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		895,000	897,989
NBCUniversal Media LLC, 5.15%, 4/30/2020		728,000	795,241
Shaw Communications, 5.65%, 10/01/2019	CAD	718,000	573,879
Sky PLC, 2.5%, 9/15/2026	EUR	900,000	1,060,719

			$10,149,272
Chemicals - 0.1%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$1,031,000	$992,746
LYB International Finance B.V., 4%, 7/15/2023		336,000	353,488
LyondellBasell Industries N.V., 5%, 4/15/2019		299,000	314,073
LyondellBasell Industries N.V., 4.625%, 2/26/2055		420,000	393,221
PPG Industries, Inc., 0.875%, 11/03/2025	EUR	710,000	748,639

			$2,802,167
Computer Software - 0.3%
Microsoft Corp., 1.55%, 8/08/2021		$3,936,000	$3,857,882
Microsoft Corp., 4.1%, 2/06/2037		1,301,000	1,353,455
Oracle Corp., 3.4%, 7/08/2024		837,000	869,091

			$6,080,428

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Computer Software - Systems - 0.2%
Apple, Inc., 2.7%, 5/13/2022		$1,598,000	$1,629,682
Apple, Inc., 3.6%, 7/31/2042	GBP	400,000	604,915
Apple, Inc., 3.85%, 8/04/2046		$1,394,000	1,350,909
Apple, Inc., 4.25%, 2/09/2047		348,000	358,954

			$3,944,460
Conglomerates - 0.1%
Johnson Controls International PLC, 1.375%, 2/25/2025	EUR	470,000	$514,040
Johnson Controls International PLC, 4.5%, 2/15/2047		$284,000	290,486
Parker-Hannifin Corp., 1.125%, 3/01/2025 (z)	EUR	250,000	274,157
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)		$727,000	740,407

			$1,819,090
Consumer Products - 0.1%
Newell Brands, Inc., 3.75%, 10/01/2021 (z)	EUR	600,000	$733,975
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$731,000	755,396

			$1,489,371
Consumer Services - 0.3%
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	1,100,000	$1,214,212
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	340,000	395,481
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	1,400,000	1,525,990
Visa, Inc., 2.8%, 12/14/2022		$2,345,000	2,387,806

			$5,523,489
Defense Electronics - 0.0%
BAE Systems, 4.125%, 6/08/2022	GBP	525,000	$768,602

Electronics - 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)		$2,885,000	$2,927,545
Tyco Electronics Group S.A., 2.375%, 12/17/2018		522,000	526,314
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	1,025,000	1,130,717

			$4,584,576
Emerging Market Quasi-Sovereign - 0.4%
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		$1,590,000	$1,721,175
Pertamina PT, 6%, 5/03/2042 (n)		3,240,000	3,442,714
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)		372,000	402,690
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (z)		1,636,000	1,628,376

			$7,194,955

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - 0.0%
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	400,000	$464,695
Republic of Indonesia, 2.875%, 7/08/2021	EUR	200,000	232,348

			$697,043
Entertainment - 0.1%
Carnival Corp., 1.875%, 11/07/2022	EUR	1,180,000	$1,361,268

Financial Institutions - 0.0%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		$569,000	$607,376

Food & Beverages - 0.8%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	660,000	$704,162
Anheuser-Busch InBev S.A., 5.375%, 1/15/2020		$1,008,000	1,095,192
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		376,000	395,838
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		1,251,000	1,285,212
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		1,636,000	1,755,027
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	850,000	947,408
Danone S.A., 2.077%, 11/02/2021 (n)		$1,298,000	1,268,856
Danone S.A., 2.589%, 11/02/2023 (n)		3,035,000	2,956,008
Fomento Economico Mexicano S.A.B. de C.V., 1.75%, 3/20/2023	EUR	1,000,000	1,111,315
Molson Coors Brewing Co., 2.1%, 7/15/2021		$840,000	824,464
PepsiCo, Inc., 2.15%, 10/14/2020		2,276,000	2,295,715
PepsiCo, Inc., 3.1%, 7/17/2022		1,651,000	1,709,536
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		277,000	282,233
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	309,627

			$16,940,593
Food & Drug Stores - 0.2%
CVS Health Corp., 2.125%, 6/01/2021		$1,527,000	$1,506,783
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		1,042,000	1,057,109
Walgreens Boots Alliance, Inc., 2.875%, 11/20/2020	GBP	700,000	952,128

			$3,516,020
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)		$1,293,000	$1,419,296

Gaming & Lodging - 0.1%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	1,060,000	$1,526,036

Insurance - 0.1%
Aviva PLC, 3.375% to 12/04/2025, FRN to 12/04/2045	EUR	600,000	$668,945
Delta Lloyd Levensverzek, FRN, 9%, 8/29/2042	EUR	650,000	933,225
Hiscox Ltd., 6.125% to 11/24/2025, FRN to 11/24/2045	GBP	500,000	707,201

			$2,309,371

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - Health - 0.1%
Aetna, Inc., 2.8%, 6/15/2023		$1,094,000	$1,094,632
UnitedHealth Group, Inc., 2.7%, 7/15/2020		1,536,000	1,570,611

			$2,665,243
Insurance - Property & Casualty - 0.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$694,000	$701,742
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	700,000	726,244
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		$475,000	513,459
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067		730,000	722,700
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		284,000	285,365
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		958,000	1,019,717
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	EUR	500,000	586,612
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	280,000	328,503
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		$293,000	296,460
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		500,000	515,055
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		532,000	549,513
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	300,000	436,939

			$6,682,309
International Market Quasi-Sovereign - 0.3%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 12/31/2049	EUR	600,000	$695,965
Electricite de France S.A., 6% to 1/29/2026, FRN to 12/31/2049	GBP	500,000	661,165
ESB Finance Ltd., 2.125%, 6/08/2027	EUR	800,000	942,842
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$735,000	762,871
KFW Government Development Banks, 4%, 2/27/2025	AUD	300,000	239,186
Statoil A.S.A., 4.25%, 11/23/2041		$660,000	673,559
Statoil A.S.A., FRN, 1.329%, 5/15/2018		477,000	478,110
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		1,450,000	1,425,728

			$5,879,426
International Market Sovereign - 12.6%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	13,737,000	$11,789,644
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	1,200,000	968,095
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	2,617,000	3,811,868
Federal Republic of Germany, 0.5%, 2/15/2026	EUR	9,214,000	10,345,844
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	2,500,000	4,661,218
Federal Republic of Germany, 4%, 1/04/2037	EUR	1,750,000	3,007,101
Government of Canada, 4.25%, 6/01/2018	CAD	7,496,000	5,703,725
Government of Canada, 2.5%, 6/01/2024	CAD	18,995,000	15,095,393
Government of Canada, 5.75%, 6/01/2033	CAD	4,267,000	4,755,171
Government of Canada, 4%, 6/01/2041	CAD	2,260,000	2,219,934

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Government of Japan, 1.8%, 3/20/2043	JPY	854,800,000	$9,642,543
Government of Japan, 2.1%, 9/20/2024	JPY	19,700,000	205,355
Government of Japan, 0.4%, 9/20/2025	JPY	1,180,000,000	10,981,225
Government of Japan, 0.3%, 12/20/2025	JPY	43,100,000	397,796
Government of Japan, 2.2%, 9/20/2027	JPY	1,823,700,000	20,015,465
Government of Japan, 1.7%, 9/20/2032	JPY	794,000,000	8,610,244
Government of Japan, 1.5%, 3/20/2034	JPY	1,709,000,000	18,068,105
Government of Japan, 2.4%, 3/20/2037	JPY	849,500,000	10,238,275
Government of Japan, 2%, 3/20/2052	JPY	197,000,000	2,370,592
Kingdom of Belgium, 4%, 3/28/2032	EUR	4,256,000	6,478,246
Kingdom of Belgium, 4.5%, 3/28/2026	EUR	3,500,000	5,150,374
Kingdom of Denmark, 1.75%, 11/15/2025	DKK	19,750,000	3,249,028
Kingdom of Spain, 5.4%, 1/31/2023	EUR	4,819,000	6,660,537
Kingdom of Spain, 5.15%, 10/31/2028	EUR	2,202,000	3,221,487
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	3,725,000	6,169,240
Republic of Austria, 1.75%, 10/20/2023	EUR	2,820,000	3,421,194
Republic of France, 1.75%, 5/25/2023	EUR	3,452,000	4,139,313
Republic of France, 6%, 10/25/2025	EUR	6,619,000	10,507,187
Republic of France, 4.75%, 4/25/2035	EUR	1,858,000	3,111,970
Republic of France, 4.5%, 4/25/2041	EUR	936,000	1,597,587
Republic of Ireland, 5.4%, 3/13/2025	EUR	504,000	748,917
Republic of Italy, 5.5%, 9/01/2022	EUR	16,002,000	21,372,785
Republic of Italy, 3.75%, 3/01/2021	EUR	6,905,000	8,439,148
United Kingdom Treasury, 5%, 3/07/2018	GBP	3,229,000	4,357,811
United Kingdom Treasury, 8%, 6/07/2021	GBP	2,329,000	3,974,055
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	3,069,000	5,232,251
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	696,000	1,240,624
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	1,886,000	3,474,344
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	2,855,000	4,862,343
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	711,000	1,437,229
United Kingdom Treasury, 4%, 1/22/2060	GBP	700,000	1,590,736

			$253,323,999
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/2020	CAD	1,380,000	$1,011,821
Province of Alberta, 4.5%, 12/01/2040	CAD	710,000	636,969
Province of Manitoba, 4.15%, 6/03/2020	CAD	458,000	365,112

			$2,013,902
Major Banks - 2.0%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)		$532,000	$530,524
ABN AMRO Bank N.V., 2.875%, 1/18/2028	EUR	500,000	583,847
Banco Bilbao Vizcaya Argentaria, S.A., 3.5%, 2/10/2027	EUR	800,000	927,671

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
Bank of America Corp., 1.75%, 6/05/2018		$2,250,000	$2,252,810
Bank of America Corp., 2.625%, 4/19/2021		3,368,000	3,371,442
Bank of America Corp., 3.5%, 4/19/2026		1,418,000	1,414,931
Bank of America Corp., 3.248%, 10/21/2027		1,844,000	1,767,894
Barclays Bank PLC, 6%, 1/14/2021	EUR	742,000	948,750
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/2023	GBP	400,000	534,978
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	200,000	335,831
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$1,261,000	1,404,171
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		642,000	642,580
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		1,181,000	1,332,424
Goldman Sachs Group, Inc., 3.85%, 1/26/2027		2,018,000	2,050,677
Goldman Sachs Group, Inc., 4.8%, 7/08/2044		500,000	536,749
HSBC Bank PLC, FRN, 1.679%, 5/15/2018 (n)		1,116,000	1,120,360
HSBC Holdings PLC, 4.375%, 11/23/2026		1,075,000	1,101,439
JPMorgan Chase & Co., 4.25%, 10/15/2020		2,134,000	2,271,069
JPMorgan Chase & Co., 4.5%, 1/24/2022		1,532,000	1,656,994
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,811,000	1,739,817
JPMorgan Chase & Co., 3.54% to 5/01/2027, FRN to 5/01/2028		1,187,000	1,182,203
JPMorgan Chase & Co., 4.26% to 2/22/2047, FRN to 2/22/2048		1,249,000	1,254,765
Morgan Stanley, 2.2%, 12/07/2018		720,000	723,405
Morgan Stanley, 2.5%, 4/21/2021		860,000	857,089
Morgan Stanley, 5.5%, 7/28/2021		490,000	545,511
Morgan Stanley, 3.125%, 7/27/2026		1,211,000	1,168,481
Morgan Stanley, 2.625%, 3/09/2027	GBP	640,000	835,998
Morgan Stanley, 3.95%, 4/23/2027		$1,588,000	1,592,748
Nationwide Building Society, 1.25%, 3/03/2025	EUR	710,000	792,883
Nordea Bank AB, 1% to 9/07/2021, FRN to 9/07/2026	EUR	600,000	654,866
PNC Bank N.A., 2.6%, 7/21/2020		$857,000	869,772
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/2049		640,000	722,400
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	1,200,000	1,330,152
Wells Fargo & Co., 3.3%, 9/09/2024		$500,000	504,931
Wells Fargo & Co., 4.1%, 6/03/2026		649,000	672,672

			$40,232,834
Medical & Health Technology & Services - 0.3%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$932,000	$937,339
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,034,000	1,049,448
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		642,000	636,273
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		1,872,000	1,880,179
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		617,000	591,805

			$5,095,044

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical Equipment - 0.2%
Medtronic, Inc., 3.5%, 3/15/2025		$3,390,000	$3,500,273

Metals & Mining - 0.2%
Barrick Gold Corp., 4.1%, 5/01/2023		$775,000	$842,702
Cameco Corp., 5.67%, 9/02/2019	CAD	724,000	568,497
Glencore Finance (Europe) S.A., 6.5%, 2/27/2019	GBP	200,000	282,495
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	1,010,000	1,119,512
Glencore Finance (Europe) S.A., 1.75%, 3/17/2025	EUR	700,000	756,244

			$3,569,450
Midstream - 0.5%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$685,000	$701,713
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		1,716,000	1,739,123
Enbridge, Inc., 5.5%, 12/01/2046		1,200,000	1,318,404
Enterprise Products Operating LLC, 1.65%, 5/07/2018		1,350,000	1,348,596
Enterprise Products Operating LLC, 3.9%, 2/15/2024		346,000	357,844
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		925,000	940,213
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028 (n)		2,752,000	2,755,655

			$9,161,548
Mortgage-Backed - 2.6%
Fannie Mae, 3.829%, 7/01/2018		$249,013	$253,972
Fannie Mae, 2.578%, 9/25/2018		737,233	742,139
Fannie Mae, 5.1%, 3/01/2019		306,093	319,038
Fannie Mae, 5.18%, 3/01/2019		306,651	319,419
Fannie Mae, 4.57%, 5/01/2019		218,439	227,785
Fannie Mae, 5%, 12/01/2020 - 8/01/2040		3,196,032	3,521,320
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		13,705,887	14,799,318
Fannie Mae, 5.5%, 1/01/2037		46,219	51,772
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		411,694	469,827
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		6,166,641	6,517,729
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047		4,811,655	4,973,082
Freddie Mac, 1.426%, 8/25/2017		265,321	265,247
Freddie Mac, 3.882%, 11/25/2017		733,000	737,889
Freddie Mac, 2.412%, 8/25/2018		784,964	791,294
Freddie Mac, 5.085%, 3/25/2019		589,000	618,111
Freddie Mac, 1.883%, 5/25/2019		1,250,000	1,254,180
Freddie Mac, 3.32%, 7/25/2020		211,145	212,879
Freddie Mac, 2.673%, 3/25/2026		3,500,000	3,478,136
Freddie Mac, 5.5%, 7/01/2037		98,859	109,629
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		4,033,374	4,353,436
Freddie Mac, 5%, 7/01/2041		2,130,930	2,362,829
Freddie Mac, 3.5%, 1/01/2047		3,151,188	3,243,066

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 5%, 5/15/2040		$652,970	$720,742
Ginnie Mae, 3.5%, 6/20/2043		1,898,730	1,981,922

			$52,324,761
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$1,440,000	$1,499,400

Network & Telecom - 0.6%
AT&T, Inc., 2.45%, 6/30/2020		$4,694,000	$4,700,947
AT&T, Inc., 4.25%, 6/01/2043	GBP	500,000	694,930
AT&T, Inc., 4.75%, 5/15/2046		$1,928,000	1,805,983
British Telecommunications PLC, 5.75%, 12/07/2028	GBP	315,000	542,975
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	900,000	988,084
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$1,730,000	1,779,285
Verizon Communications, Inc., 1.375%, 11/02/2028	EUR	810,000	846,877
Verizon Communications, Inc., 5.05%, 3/15/2034		$395,000	404,226
Verizon Communications, Inc., 4.812%, 3/15/2039 (z)		782,000	767,036

			$12,530,343
Oils - 0.1%
Marathon Petroleum Corp., 3.4%, 12/15/2020		$524,000	$540,752
Marathon Petroleum Corp., 3.625%, 9/15/2024		1,138,000	1,133,854
Valero Energy Corp., 4.9%, 3/15/2045		1,101,000	1,102,222

			$2,776,828
Other Banks & Diversified Financials - 0.5%
Arion Banki, 2.5%, 4/26/2019	EUR	274,000	$309,709
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	600,000	683,283
BPCE S.A., 4.5%, 3/15/2025 (n)		$300,000	301,301
BPCE S.A., 5.25%, 4/16/2029	GBP	600,000	884,123
Citizens Bank N.A., 2.55%, 5/13/2021		$848,000	848,207
Citizens Financial Group, Inc., 2.375%, 7/28/2021		1,005,000	997,206
Discover Bank, 7%, 4/15/2020		1,065,000	1,188,594
Discover Bank, 3.1%, 6/04/2020		480,000	490,391
ING Groep N.V., 3.95%, 3/29/2027		1,026,000	1,050,746
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	550,000	792,238
Islandsbanki, 1.75%, 9/07/2020	EUR	1,250,000	1,396,341
KBC Group N.V., FRN, 2.375%, 11/25/2024	EUR	600,000	683,796

			$9,625,935

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021		$534,000	$529,771
Equifax, Inc., 3.3%, 12/15/2022		483,000	494,458

			$1,024,229
Pharmaceuticals - 0.2%
Celgene Corp., 2.875%, 8/15/2020		$2,203,000	$2,246,633
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		911,000	941,603
Gilead Sciences, Inc., 2.35%, 2/01/2020		661,000	667,132

			$3,855,368
Real Estate - Apartment - 0.0%
Vonovia Finance B.V., 2.125%, 7/09/2022	EUR	500,000	$585,528

Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$669,000	$670,297
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,650,000	1,861,861

			$2,532,158
Real Estate - Retail - 0.1%
Simon International Finance S.C.A., 1.375%, 11/18/2022	EUR	600,000	$677,994
Simon Property Group, Inc., REIT, 5.65%, 2/01/2020		$640,000	696,838

			$1,374,832
Retailers - 0.3%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,974,000	$2,146,997
Home Depot, Inc., 2.625%, 6/01/2022		1,400,000	1,423,524
Home Depot, Inc., 3%, 4/01/2026		916,000	922,857
Home Depot, Inc., 4.875%, 2/15/2044		500,000	573,011
Kering, 1.25%, 5/10/2026	EUR	600,000	656,707

			$5,723,096
Specialty Chemicals - 0.0%
Ecolab, Inc., 2.625%, 7/08/2025	EUR	525,000	$636,657

Supermarkets - 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	725,000	$606,179
Morrison (WM) Supermarkets, 3.5%, 7/27/2026	GBP	500,000	691,370

			$1,297,549
Supranational - 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	600,000	$455,910
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	440,000	359,137

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Supranational - continued
International Finance Corp., 3.25%, 7/22/2019	AUD	635,000	$487,640

			$1,302,687
Telecommunications - Wireless - 0.3%
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	670,000	$744,130
American Tower Corp., REIT, 1.375%, 4/04/2025	EUR	440,000	480,519
American Tower Corp., REIT, 3.5%, 1/31/2023		$502,000	510,649
American Tower Corp., REIT, 4%, 6/01/2025		1,250,000	1,284,598
Crown Castle International Corp., 2.25%, 9/01/2021		1,466,000	1,436,186
Crown Castle International Corp., 3.7%, 6/15/2026		515,000	516,770
SBA Tower Trust, 2.898%, 10/15/2044 (n)		588,000	591,409

			$5,564,261
Telephone Services - 0.1%
Chorus Ltd., 1.125%, 10/18/2023	EUR	600,000	$655,240
TELUS Corp., 5.05%, 7/23/2020	CAD	734,000	593,308

			$1,248,548
Tobacco - 0.3%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	750,000	$811,515
B.A.T. International Finance PLC, 1.25%, 3/13/2027	EUR	600,000	637,337
Imperial Brands Finance PLC, 1.375%, 1/27/2025	EUR	550,000	602,021
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$556,000	583,057
Reynolds American, Inc., 8.125%, 6/23/2019		434,000	487,124
Reynolds American, Inc., 3.25%, 6/12/2020		1,321,000	1,361,284
Reynolds American, Inc., 4.45%, 6/12/2025		255,000	271,954
Reynolds American, Inc., 5.7%, 8/15/2035		798,000	913,310

			$5,667,602
Transportation - Services - 0.2%
Autostrade per L’Italia S.p.A., 1.125%, 11/04/2021	EUR	800,000	$893,912
Autostrade per L’Italia S.p.A., 1.75%, 6/26/2026	EUR	410,000	455,832
Compagnie Financiere et Industrielle des Autoroutes S.A., 0.75%, 9/09/2028	EUR	700,000	715,725
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$627,000	788,081
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	375,000	640,378

			$3,493,928
U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 5.09%, 10/01/2025		$26,976	$28,609
Small Business Administration, 5.21%, 1/01/2026		344,832	367,129
Small Business Administration, 5.31%, 5/01/2027		238,159	256,370
Small Business Administration, 2.22%, 3/01/2033		891,988	876,098

			$1,528,206

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
U.S. Treasury Obligations - 2.1%
U.S. Treasury Bonds, 4.5%, 2/15/2036		$2,634,000	$3,378,413
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		8,234,600	10,526,454
U.S. Treasury Bonds, 3.625%, 2/15/2044		7,720,000	8,713,649
U.S. Treasury Notes, 1.125%, 6/15/2018		2,986,000	2,984,832
U.S. Treasury Notes, 2%, 2/15/2025		16,717,000	16,502,153

			$42,105,501
Utilities - Electric Power - 1.0%
American Electric Power Co., Inc., 1.65%, 12/15/2017		$528,000	$528,237
CMS Energy Corp., 5.05%, 3/15/2022		631,000	694,942
DTE Electric Co., 3.7%, 3/15/2045		700,000	682,196
Duke Energy Corp., 2.65%, 9/01/2026		1,361,000	1,285,956
Duke Energy Florida LLC, 3.2%, 1/15/2027		2,500,000	2,530,265
E.On International Finance, 6.375%, 6/07/2032	GBP	250,000	457,947
EDP Finance B.V., 4.9%, 10/01/2019 (n)		$462,000	485,167
EDP Finance B.V., 4.125%, 1/20/2021	EUR	700,000	858,534
EDP Finance B.V., 2%, 4/22/2025	EUR	500,000	550,097
Emera U.S. Finance LP, 2.7%, 6/15/2021		$339,000	339,232
Emera U.S. Finance LP, 3.55%, 6/15/2026		387,000	384,024
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	250,000	395,958
Exelon Corp., 3.497%, 6/01/2022		$1,098,000	1,119,734
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	400,000	634,171
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$1,540,000	1,549,885
PPL Capital Funding, Inc., 3.1%, 5/15/2026		1,269,000	1,232,092
PPL Capital Funding, Inc., 5%, 3/15/2044		331,000	356,890
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		189,000	205,024
Progress Energy, Inc., 7.05%, 3/15/2019		460,000	501,394
Public Service Enterprise Group, 2%, 11/15/2021		1,750,000	1,701,586
Southern Co., 4.4%, 7/01/2046		1,137,000	1,131,138
Virginia Electric & Power Co., 3.5%, 3/15/2027		2,000,000	2,063,492

			$19,687,961
Total Bonds (Identified Cost, $647,741,132)			$645,124,140

Convertible Preferred Stocks - 0.5%
Utilities - Electric Power - 0.5%
Exelon Corp., 6.5% (Identified Cost, $8,156,963)		181,058	$8,942,455

Preferred Stocks - 0.7%
Automotive - 0.0%
Hyundai Motor Co.		6,860	$598,645

Consumer Products - 0.6%
Henkel AG & Co. KGaA		85,644	$11,661,501

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Preferred Stocks - continued
Other Banks & Diversified Financials - 0.1%
Itau Unibanco Holding S.A.	90,400	$1,118,163
Total Preferred Stocks (Identified Cost, $5,803,556)		$13,378,309

Money Market Funds - 7.5%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $150,639,784)	150,642,772	$150,642,772

Collateral for Securities Loaned - 0.3%
JPMorgan U.S. Government Money Market Fund, 0.67% (j) (Identified Cost, $6,301,755)	6,301,755	$6,301,755
Total Investments (Identified Cost, $1,672,596,745)		$1,997,927,095

Other Assets, Less Liabilities - 0.3%		6,706,272
Net Assets - 100.0%		$2,004,633,367

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of the security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $53,277,388 representing 2.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.994%, 6/15/2028	6/14/16	$1,511,000	$1,518,846
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	313,958	328,503
Newell Brands, Inc., 3.75%, 10/01/2021	9/13/16	747,897	733,975
Parker-Hannifin Corp., 1.125%, 3/01/2025	2/21/17	262,339	274,157
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	543,816	464,695
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022	4/26/17	1,633,726	1,628,376
Verizon Communications, Inc., 4.812%, 3/15/2039	2/07/17	784,968	767,036
Total Restricted Securities			$5,715,588
% of Net assets			0.3%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 4/30/17

Forward Foreign Currency Exchange Contracts at 4/30/17

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Capital, Inc.	631,000	6/09/17	$475,027	$472,162	$2,865
SELL	AUD	Westpac Banking Corp.	16,553,490	6/09/17	12,521,473	12,386,578	134,895
SELL	CAD	Citibank N.A.	27,980,415	6/09/17	20,882,231	20,509,281	372,950
BUY	CHF	Citibank N.A.	4,766,000	6/09/17	4,729,864	4,801,991	72,127
BUY	CHF	Citigroup Global Markets, Inc.	229,000	6/09/17	230,716	230,729	13
BUY	CZK	Deutsche Bank AG	12,895,000	6/09/17	508,483	524,497	16,014
BUY	EUR	Barclays Bank PLC	583,000	6/09/17	625,313	636,325	11,012

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	EUR	Brown Brothers Harriman Co.	305,784	6/09/17	$327,869	$333,753	$5,884
BUY	EUR	Citibank N.A.	293,881	6/09/17	316,944	320,762	3,818
BUY	EUR	Citibank N.A.	705,542	6/09/17	761,148	770,076	8,928
BUY	EUR	Deutsche Bank AG	1,643,000	6/09/17	1,758,978	1,793,280	34,302
BUY	EUR	Goldman Sachs International	4,957,000	6/09/17	5,306,216	5,410,402	104,186
BUY	EUR	JPMorgan Chase Bank	12,512,352	6/09/17	13,289,619	13,656,819	367,200
BUY	EUR	Morgan Stanley Capital Services, Inc.	8,500,114	5/19/17	9,038,596	9,267,266	228,670
BUY	ILS	Deutsche Bank AG	2,402,000	6/09/17	654,824	664,041	9,217
BUY	INR	Barclays Bank PLC	162,112,000	5/11/17	2,418,968	2,516,314	97,346
BUY	INR	JPMorgan Chase Bank	875,244,000	5/11/17-6/15/17	13,080,447	13,545,766	465,319
BUY	JPY	Goldman Sachs International	6,138,122,015	6/09/17	54,065,603	55,145,459	1,079,856
BUY	KRW	Barclays Bank PLC	10,363,620,000	5/15/17	9,042,825	9,108,979	66,154
BUY	KRW	JPMorgan Chase Bank	99,026,000	5/15/17	86,359	87,038	679
BUY	MXN	JPMorgan Chase Bank	69,180,000	6/09/17	3,640,095	3,650,099	10,004
BUY	MXN	JPMorgan Chase Bank	121,138,289	6/09/17	6,090,591	6,391,541	300,950
BUY	MYR	Citibank N.A.	4,175,863	5/02/17	960,852	961,959	1,107
BUY	MYR	Citibank N.A.	4,175,863	5/02/17	938,502	961,959	23,457
BUY	MYR	JPMorgan Chase Bank	4,175,863	5/02/17	960,852	961,959	1,107
BUY	PLN	JPMorgan Chase Bank	5,974,803	6/09/17	1,467,244	1,539,568	72,324
BUY	SEK	Goldman Sachs International	98,546,843	6/09/17	10,992,545	11,149,076	156,531

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	SGD	Barclays Bank PLC	2,287,000	6/09/17	$1,621,296	$1,637,587	$16,291
BUY	THB	JPMorgan Chase Bank	56,073,750	5/22/17	1,616,424	1,620,568	4,144

							$3,667,350

Liability Derivatives
SELL	DKK	Goldman Sachs International	10,113,984	6/09/17	$1,444,470	$1,484,150	$(39,680)
BUY	EUR	Deutsche Bank AG	733,853	6/09/17	801,093	800,976	(117)
SELL	EUR	Barclays Bank PLC	129,740	6/09/17	137,877	141,607	(3,730)
SELL	EUR	Citibank N.A.	464,830	6/09/17	501,578	507,347	(5,769)
SELL	EUR	Goldman Sachs International	434,025	6/09/17	465,510	473,724	(8,214)
SELL	EUR	JPMorgan Chase Bank	1,468,000	6/09/17	1,577,569	1,602,274	(24,705)
SELL	GBP	Barclays Bank PLC	4,123,348	6/09/17	5,044,945	5,346,561	(301,616)
SELL	GBP	Morgan Stanley Capital Services, Inc.	634,950	6/09/17	779,044	823,312	(44,268)
SELL	JPY	Goldman Sachs International	86,514,000	6/09/17	775,980	777,250	(1,270)
SELL	MXN	Goldman Sachs International	149,323,000	6/09/17	7,678,694	7,878,632	(199,938)
BUY	MYR	JPMorgan Chase Bank	4,175,863	5/30/17	960,853	960,573	(280)
SELL	MYR	Citibank N.A.	8,351,726	5/02/17	1,921,705	1,923,918	(2,213)
SELL	MYR	JPMorgan Chase Bank	4,175,863	5/02/17	960,189	961,959	(1,770)
BUY	NOK	Deutsche Bank AG	7,411,801	6/09/17	875,614	863,661	(11,953)
BUY	NZD	JPMorgan Chase Bank	257,000	6/09/17	179,992	176,281	(3,711)
BUY	NZD	JPMorgan Chase Bank	1,165,980	6/09/17	809,802	799,766	(10,036)
SELL	TRY	JPMorgan Chase Bank	20,000	6/09/17	5,224	5,568	(344)
BUY	ZAR	JPMorgan Chase Bank	13,302,933	6/09/17	1,010,515	988,559	(21,956)

							$(681,570)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 4/30/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	63	$7,920,281	June - 2017	$(73,962)

At April 30, 2017, the fund had liquid securities with an aggregate value of $100,987 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,521,956,961)	$1,847,284,323
Underlying affiliated funds, at value (identified cost, $150,639,784)	150,642,772
Total investments, at value, including $5,979,498 of securities on loan (identified cost, $1,672,596,745)	$1,997,927,095
Cash	129,863
Foreign currency, at value (identified cost, $55,486)	55,486
Receivables for
Forward foreign currency exchange contracts	3,667,350
Investments sold	2,755,693
Fund shares sold	5,532,105
Interest and dividends	8,358,247
Other assets	6,269
Total assets	$2,018,432,108
Liabilities
Payables for
Forward foreign currency exchange contracts	$681,570
Daily variation margin on open futures contracts	4,921
Investments purchased	1,633,733
Fund shares reacquired	4,273,533
Collateral for securities loaned, at value	6,301,755
Payable to affiliates
Investment adviser	19,422
Shareholder servicing costs	568,639
Distribution and service fees	65,563
Payable for independent Trustees’ compensation	8,035
Deferred country tax expense payable	178,781
Accrued expenses and other liabilities	62,789
Total liabilities	$13,798,741
Net assets	$2,004,633,367
Net assets consist of
Paid-in capital	$1,701,834,118
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $178,781 deferred country tax)	328,072,448
Accumulated net realized gain (loss) on investments and foreign currency	(34,845,558)
Undistributed net investment income	9,572,359
Net assets	$2,004,633,367
Shares of beneficial interest outstanding	117,522,793

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$751,011,862	43,895,843	$17.11
Class B	51,402,373	2,952,414	17.41
Class C	339,744,028	19,781,216	17.18
Class I	611,478,414	36,091,981	16.94
Class R1	2,434,474	142,290	17.11
Class R2	22,549,676	1,331,953	16.93
Class R3	18,591,153	1,089,663	17.06
Class R4	4,891,176	285,492	17.13
Class R6	202,530,211	11,951,941	16.95

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $18.15 [100 / 94.25 x $17.11]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$16,406,969
Interest	7,382,766
Dividends from underlying affiliated funds	465,799
Other	21,241
Foreign taxes withheld	(845,609)
Total investment income	$23,431,166
Expenses
Management fee	$7,746,815
Distribution and service fees	3,034,069
Shareholder servicing costs	1,014,658
Administrative services fee	155,253
Independent Trustees’ compensation	16,009
Custodian fee	169,747
Reimbursement of custodian expenses	(71,079)
Shareholder communications	76,989
Audit and tax fees	35,951
Legal fees	8,464
Miscellaneous	139,672
Total expenses	$12,326,548
Fees paid indirectly	(1,960)
Reduction of expenses by investment adviser and distributor	(1,382,890)
Net expenses	$10,941,698
Net investment income	$12,489,468
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers (net of $9,474 country tax)	$4,136,651
Underlying affiliated funds	(3,936)
Futures contracts	28,262
Foreign currency	(9,822,832)
Net realized gain (loss) on investments and foreign currency	$(5,661,855)
Change in unrealized appreciation (depreciation)
Investments (net of $146,925 increase in deferred country tax)	$82,865,524
Futures contracts	(83,691)
Translation of assets and liabilities in foreign currencies	5,975,208
Net unrealized gain (loss) on investments and foreign currency translation	$88,757,041
Net realized and unrealized gain (loss) on investments and foreign currency	$83,095,186
Change in net assets from operations	$95,584,654

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/17 (unaudited)	Year ended 10/31/16
From operations
Net investment income	$12,489,468	$25,001,076
Net realized gain (loss) on investments and foreign currency	(5,661,855)	(14,900,619)
Net unrealized gain (loss) on investments and foreign currency translation	88,757,041	54,518,324
Change in net assets from operations	$95,584,654	$64,618,781
Distributions declared to shareholders
From net investment income	$(13,600,279)	$(10,030,672)
From net realized gain on investments	—	(56,436,387)
Total distributions declared to shareholders	$(13,600,279)	$(66,467,059)
Change in net assets from fund share transactions	$32,816,754	$370,776,475
Total change in net assets	$114,801,129	$368,928,197
Net assets
At beginning of period	1,889,832,238	1,520,904,041
At end of period (including undistributed net investment income of $9,572,359 and $10,683,170, respectively)	$2,004,633,367	$1,889,832,238

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$16.42		$16.49	$16.80	$16.32	$14.39	$13.52
Income (loss) from investment operations
Net investment income (d)	$0.11	(c)	$0.26	$0.25	$0.32	$0.24	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		0.40	(0.22)	0.55	1.91	0.92
Total from investment operations	$0.81		$0.66	$0.03	$0.87	$2.15	$1.17
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.11)	$(0.16)	$(0.32)	$(0.22)	$(0.30)
From net realized gain on investments	—		(0.62)	(0.18)	(0.07)	—	—
Total distributions declared to shareholders	$(0.12)		$(0.73)	$(0.34)	$(0.39)	$(0.22)	$(0.30)
Net asset value, end of period (x)	$17.11		$16.42	$16.49	$16.80	$16.32	$14.39
Total return (%) (r)(s)(t)(x)	4.96	(c)(n)	4.21	0.20	5.41	15.13	8.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)(c)	1.27	1.28	1.27	1.28	1.30
Expenses after expense reductions (f)	1.08	(a)(c)	1.12	1.13	1.17	1.22	1.25
Net investment income	1.34	(a)(c)	1.59	1.51	1.93	1.60	1.80
Portfolio turnover	19	(n)	36	54	23	40	30
Net assets at end of period (000 omitted)	$751,012		$823,267	$802,412	$772,769	$657,312	$509,475

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$16.73		$16.82	$17.21	$16.70	$14.73	$13.83
Income (loss) from investment operations
Net investment income (d)	$0.05	(c)	$0.14	$0.13	$0.20	$0.13	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.71		0.40	(0.22)	0.57	1.95	0.94
Total from investment operations	$0.76		$0.54	$(0.09)	$0.77	$2.08	$1.09
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.01)	$(0.12)	$(0.19)	$(0.11)	$(0.19)
From net realized gain on investments	—		(0.62)	(0.18)	(0.07)	—	—
Total distributions declared to shareholders	$(0.08)		$(0.63)	$(0.30)	$(0.26)	$(0.11)	$(0.19)
Net asset value, end of period (x)	$17.41		$16.73	$16.82	$17.21	$16.70	$14.73
Total return (%) (r)(s)(t)(x)	4.57	(c)(n)	3.37	(0.53)	4.66	14.20	8.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)(c)	2.02	2.03	2.01	2.03	2.05
Expenses after expense reductions (f)	1.83	(a)(c)	1.87	1.88	1.92	1.97	2.00
Net investment income	0.59	(a)(c)	0.83	0.75	1.19	0.86	1.05
Portfolio turnover	19	(n)	36	54	23	40	30
Net assets at end of period (000 omitted)	$51,402		$55,070	$60,197	$66,528	$64,457	$59,468

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$16.51		$16.60	$17.00	$16.50	$14.56	$13.67
Income (loss) from investment operations
Net investment income (d)	$0.05	(c)	$0.14	$0.13	$0.20	$0.13	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		0.40	(0.23)	0.57	1.92	0.93
Total from investment operations	$0.75		$0.54	$(0.10)	$0.77	$2.05	$1.08
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.01)	$(0.12)	$(0.20)	$(0.11)	$(0.19)
From net realized gain on investments	—		(0.62)	(0.18)	(0.07)	—	—
Total distributions declared to shareholders	$(0.08)		$(0.63)	$(0.30)	$(0.27)	$(0.11)	$(0.19)
Net asset value, end of period (x)	$17.18		$16.51	$16.60	$17.00	$16.50	$14.56
Total return (%) (r)(s)(t)(x)	4.58	(c)(n)	3.44	(0.59)	4.70	14.19	8.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)(c)	2.02	2.03	2.02	2.03	2.05
Expenses after expense reductions (f)	1.83	(a)(c)	1.87	1.88	1.92	1.97	2.00
Net investment income	0.60	(a)(c)	0.84	0.75	1.17	0.85	1.05
Portfolio turnover	19	(n)	36	54	23	40	30
Net assets at end of period (000 omitted)	$339,744		$359,421	$323,241	$308,269	$245,944	$186,974

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$16.26		$16.34	$16.65	$16.17	$14.27	$13.41
Income (loss) from investment operations
Net investment income (d)	$0.13	(c)	$0.31	$0.29	$0.35	$0.28	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		0.38	(0.22)	0.56	1.88	0.92
Total from investment operations	$0.82		$0.69	$0.07	$0.91	$2.16	$1.19
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.15)	$(0.20)	$(0.36)	$(0.26)	$(0.33)
From net realized gain on investments	—		(0.62)	(0.18)	(0.07)	—	—
Total distributions declared to shareholders	$(0.14)		$(0.77)	$(0.38)	$(0.43)	$(0.26)	$(0.33)
Net asset value, end of period (x)	$16.94		$16.26	$16.34	$16.65	$16.17	$14.27
Total return (%) (r)(s)(x)	5.08	(c)(n)	4.45	0.45	5.72	15.33	9.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)(c)	1.01	1.03	1.02	1.03	1.06
Expenses after expense reductions (f)	0.83	(a)(c)	0.87	0.88	0.92	0.97	1.00
Net investment income	1.63	(a)(c)	1.92	1.75	2.14	1.84	2.00
Portfolio turnover	19	(n)	36	54	23	40	30
Net assets at end of period (000 omitted)	$611,478		$494,880	$212,571	$193,307	$108,175	$67,970

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$16.44		$16.54	$16.93	$16.44	$14.50	$13.62
Income (loss) from investment operations
Net investment income (d)	$0.05	(c)	$0.13	$0.13	$0.20	$0.13	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		0.40	(0.23)	0.56	1.92	0.92
Total from investment operations	$0.75		$0.53	$(0.10)	$0.76	$2.05	$1.07
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.01)	$(0.11)	$(0.20)	$(0.11)	$(0.19)
From net realized gain on investments	—		(0.62)	(0.18)	(0.07)	—	—
Total distributions declared to shareholders	$(0.08)		$(0.63)	$(0.29)	$(0.27)	$(0.11)	$(0.19)
Net asset value, end of period (x)	$17.11		$16.44	$16.54	$16.93	$16.44	$14.50
Total return (%) (r)(s)(x)	4.59	(c)(n)	3.39	(0.55)	4.63	14.26	8.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)(c)	2.02	2.03	2.01	2.03	2.05
Expenses after expense reductions (f)	1.83	(a)(c)	1.87	1.88	1.92	1.97	2.00
Net investment income	0.57	(a)(c)	0.81	0.75	1.18	0.87	1.05
Portfolio turnover	19	(n)	36	54	23	40	30
Net assets at end of period (000 omitted)	$2,434		$2,875	$3,195	$3,518	$3,613	$3,124

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$16.26		$16.35	$16.68	$16.20	$14.29	$13.43
Income (loss) from investment operations
Net investment income (d)	$0.09	(c)	$0.23	$0.21	$0.28	$0.21	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		0.38	(0.22)	0.55	1.88	0.92
Total from investment operations	$0.78		$0.61	$(0.01)	$0.83	$2.09	$1.13
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.08)	$(0.14)	$(0.28)	$(0.18)	$(0.27)
From net realized gain on investments	—		(0.62)	(0.18)	(0.07)	—	—
Total distributions declared to shareholders	$(0.11)		$(0.70)	$(0.32)	$(0.35)	$(0.18)	$(0.27)
Net asset value, end of period (x)	$16.93		$16.26	$16.35	$16.68	$16.20	$14.29
Total return (%) (r)(s)(x)	4.82	(c)(n)	3.93	(0.03)	5.16	14.79	8.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)(c)	1.52	1.53	1.51	1.53	1.56
Expenses after expense reductions (f)	1.33	(a)(c)	1.37	1.38	1.42	1.47	1.50
Net investment income	1.11	(a)(c)	1.40	1.25	1.69	1.38	1.54
Portfolio turnover	19	(n)	36	54	23	40	30
Net assets at end of period (000 omitted)	$22,550		$20,926	$11,577	$9,812	$10,528	$8,438

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$16.37		$16.44	$16.75	$16.27	$14.35	$13.48
Income (loss) from investment operations
Net investment income (d)	$0.11	(c)	$0.26	$0.25	$0.32	$0.24	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		0.40	(0.22)	0.55	1.90	0.93
Total from investment operations	$0.81		$0.66	$0.03	$0.87	$2.14	$1.17
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.11)	$(0.16)	$(0.32)	$(0.22)	$(0.30)
From net realized gain on investments	—		(0.62)	(0.18)	(0.07)	—	—
Total distributions declared to shareholders	$(0.12)		$(0.73)	$(0.34)	$(0.39)	$(0.22)	$(0.30)
Net asset value, end of period (x)	$17.06		$16.37	$16.44	$16.75	$16.27	$14.35
Total return (%) (r)(s)(x)	4.98	(c)(n)	4.23	0.19	5.42	15.10	8.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)(c)	1.27	1.27	1.27	1.28	1.31
Expenses after expense reductions (f)	1.08	(a)(c)	1.12	1.13	1.17	1.22	1.25
Net investment income	1.36	(a)(c)	1.62	1.50	1.93	1.59	1.77
Portfolio turnover	19	(n)	36	54	23	40	30
Net assets at end of period (000 omitted)	$18,591		$15,157	$11,368	$13,576	$12,423	$9,575

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$16.44		$16.51	$16.82	$16.33	$14.41	$13.52
Income (loss) from investment operations
Net investment income (d)	$0.13	(c)	$0.29	$0.29	$0.36	$0.27	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		0.41	(0.22)	0.56	1.91	0.90
Total from investment operations	$0.83		$0.70	$0.07	$0.92	$2.18	$1.20
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.15)	$(0.20)	$(0.36)	$(0.26)	$(0.31)
From net realized gain on investments	—		(0.62)	(0.18)	(0.07)	—	—
Total distributions declared to shareholders	$(0.14)		$(0.77)	$(0.38)	$(0.43)	$(0.26)	$(0.31)
Net asset value, end of period (x)	$17.13		$16.44	$16.51	$16.82	$16.33	$14.41
Total return (%) (r)(s)(x)	5.07	(c)(n)	4.45	0.45	5.72	15.32	9.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)(c)	1.02	1.03	1.02	1.04	1.05
Expenses after expense reductions (f)	0.83	(a)(c)	0.87	0.88	0.92	0.97	1.00
Net investment income	1.61	(a)(c)	1.79	1.73	2.14	1.77	2.19
Portfolio turnover	19	(n)	36	54	23	40	30
Net assets at end of period (000 omitted)	$4,891		$7,629	$10,758	$10,042	$7,938	$2,642

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R6			2016	2015	2014	2013	2012 (i)

Net asset value, beginning of period	$16.26		$16.34	$16.65	$16.18	$14.27	$13.29
Income (loss) from investment operations
Net investment income (d)	$0.14	(c)	$0.31	$0.30	$0.37	$0.29	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		0.40	(0.21)	0.55	1.89	1.01
Total from investment operations	$0.84		$0.71	$0.09	$0.92	$2.18	$1.08
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.17)	$(0.22)	$(0.38)	$(0.27)	$(0.10)
From net realized gain on investments	—		(0.62)	(0.18)	(0.07)	—	—
Total distributions declared to shareholders	$(0.15)		$(0.79)	$(0.40)	$(0.45)	$(0.27)	$(0.10)
Net asset value, end of period (x)	$16.95		$16.26	$16.34	$16.65	$16.18	$14.27
Total return (%) (r)(s)(x)	5.19	(c)(n)	4.54	0.56	5.73	15.49	8.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)(c)	0.92	0.93	0.93	0.94	1.00	(a)
Expenses after expense reductions (f)	0.74	(a)(c)	0.77	0.78	0.83	0.88	0.94	(a)
Net investment income	1.75	(a)(c)	1.96	1.85	2.25	1.95	1.24	(a)
Portfolio turnover	19	(n)	36	54	23	40	30
Net assets at end of period (000 omitted)	$202,530		$110,608	$85,585	$74,972	$61,383	$44,263

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Total Return Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master

Notes to Financial Statements (unaudited) – continued

Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where

Notes to Financial Statements (unaudited) – continued

trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency

Notes to Financial Statements (unaudited) – continued

exchange contracts. The following is a summary of the levels used as of April 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$640,820,037	$—	$—	$640,820,037
Japan	96,445,789	—	—	96,445,789
Switzerland	94,468,462	—	—	94,468,462
United Kingdom	85,231,550	—	—	85,231,550
Germany	51,506,346	—	—	51,506,346
France	47,237,728	—	—	47,237,728
Taiwan	28,939,912	—	—	28,939,912
Canada	24,638,993	—	—	24,638,993
Netherlands	22,182,688	—	—	22,182,688
Other Countries	98,871,092	5,515,828	—	104,386,920
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	43,633,707	—	43,633,707
Non-U.S. Sovereign Debt	—	268,398,108	—	268,398,108
U.S. Corporate Bonds	—	174,837,669	—	174,837,669
Residential Mortgage-Backed Securities	—	52,324,762	—	52,324,762
Commercial Mortgage-Backed Securities	—	11,131,705	—	11,131,705
Asset-Backed Securities (including CDOs)	—	25,577,138	—	25,577,138
Foreign Bonds	—	69,221,054	—	69,221,054
Mutual Funds	156,944,527	—	—	156,944,527
Total Investments	$1,347,287,124	$650,639,971	$—	$1,997,927,095

Other Financial Instruments
Futures Contracts – Liabilities	$(73,962)	$—	$—	$(73,962)
Forward Foreign Currency Exchange Contracts – Assets	—	3,667,350	—	3,667,350
Forward Foreign Currency Exchange Contracts – Liabilities	—	(681,570)	—	(681,570)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(73,962)
Foreign Exchange	Forward Foreign Currency Exchange	3,667,350	(681,570)
Total		$3,667,350	$(755,532)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported .in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$28,262	$—
Foreign Exchange	—	(9,630,218)
Total	$28,262	$(9,630,218)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(83,691)	$—
Foreign Exchange	—	5,828,321
Total	$(83,691)	$5,828,321

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to

Notes to Financial Statements (unaudited) – continued

counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not

Notes to Financial Statements (unaudited) – continued

due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $5,979,498. The fair value of the fund’s investment securities on loan and a related liability of $6,301,755 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in

Notes to Financial Statements (unaudited) – continued

error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/16
Ordinary income (including any short-term capital gains)	$10,031,811
Long-term capital gains	56,435,248
Total distributions	$66,467,059

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/17
Cost of investments	$1,683,601,819
Gross appreciation	339,423,375
Gross depreciation	(25,098,099)
Net unrealized appreciation (depreciation)	$314,325,276

As of 10/31/16
Undistributed ordinary income	9,037,796
Capital loss carryforwards	(8,766,472)
Other temporary differences	(3,429,936)
Net unrealized appreciation (depreciation)	223,973,486

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Long-Term	$(8,766,472)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/17	Year ended 10/31/16	Six months ended 4/30/17	Year ended 10/31/16
Class A	$5,762,671	$5,534,277	$—	$29,963,611
Class B	261,857	33,230	—	2,167,765
Class C	1,771,630	252,900	—	11,886,137
Class I	4,390,299	2,984,240	—	7,835,313
Class R1	14,199	2,563	—	119,237
Class R2	143,082	76,649	—	473,698
Class R3	128,650	85,900	—	426,425
Class R4	44,401	74,022	—	356,376
Class R6	1,083,490	986,891	—	3,207,825
Total	$13,600,279	$10,030,672	$—	$56,436,387

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from November 1, 2016 through February 27, 2017, the management fee was computed daily and paid monthly at an annual rate of 0.84% of the fund’s average daily net assets.

The investment adviser had agreed in writing to reduce its management fee to 0.75% of average daily net assets in excess of $500 million up to $1.0 billion, 0.70% of average daily net assets in excess of $1.0 billion up to $2.5 billion, and 0.65% of average daily net assets in excess of $2.5 billion. This written agreement terminated on February 27, 2017. For the period from November 1, 2016 through February 27, 2017, this management fee reduction amounted to $561,421, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2017, this management fee reduction amounted to $72,091, which is included in the reduction of total expenses in the Statement of Operations. Effective February 28, 2017, the management fee is computed daily and paid monthly at an annual rate of 0.84% of average daily net assets up to $500 million, 0.75% of average daily net assets in excess of $500 million up to $1.0 billion, 0.70% of average daily net assets in excess of $1.0 billion up to $2.5 billion, and 0.65% of average daily net assets in excess of $2.5 billion. The management fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.09%	1.84%	1.84%	0.84%	1.84%	1.34%	1.09%	0.84%	0.78%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2018. For the six months ended April 30, 2017, this reduction amounted to $739,363, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $149,241 for the six months ended April 30, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and

Notes to Financial Statements (unaudited) – continued

another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$960,430
Class B	0.75%	0.25%	1.00%	1.00%	261,429
Class C	0.75%	0.25%	1.00%	1.00%	1,723,460
Class R1	0.75%	0.25%	1.00%	1.00%	12,926
Class R2	0.25%	0.25%	0.50%	0.50%	54,287
Class R3	—	0.25%	0.25%	0.25%	21,537
Total Distribution and Service Fees					$3,034,069

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2017, this rebate amounted to $9,840, $7, and $168 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2017, were as follows:

Amount
Class A	$4,114
Class B	49,376
Class C	38,703

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2017, the fee was $92,229, which equated to 0.0096% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $922,429.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $400 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $3,867 at April 30, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2017, the fee paid by the fund under this agreement was $1,777 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS redeemed 2,903 shares of Class I for an aggregate amount of $45,756.

On March 16, 2017, MFS redeemed 8,930 shares of Class I for an aggregate amount of $149,577.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure

Notes to Financial Statements (unaudited) – continued

that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended April 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to$ 4,271,678 and $807,082, respectively. The sales transactions resulted in net realized gains (losses) of $(206,209).

(4) Portfolio Securities

For the six months ended April 30, 2017, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$40,403,524	$24,688,098
Investments (non-U.S. Government securities)	$316,275,763	$304,709,490

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,887,459	$64,199,633	12,441,839	$201,091,421
Class B	132,246	2,223,446	353,650	5,806,658
Class C	1,436,383	23,798,816	6,189,716	100,560,840
Class I	13,223,019	215,941,875	23,296,382	376,006,679
Class R1	10,638	175,926	29,493	475,109
Class R2	337,722	5,516,697	831,923	13,472,046
Class R3	336,745	5,532,492	401,819	6,527,476
Class R4	120,963	1,984,675	199,922	3,235,134
Class R6	7,042,939	113,378,626	2,288,714	36,707,972
	26,528,114	$432,752,186	46,033,458	$743,883,335

Shares issued to shareholders in reinvestment of distributions
Class A	334,335	$5,453,012	2,168,882	$33,962,579
Class B	13,493	224,665	118,225	1,882,154
Class C	83,773	1,375,561	595,702	9,360,000
Class I	231,277	3,746,175	545,741	8,527,092
Class R1	868	14,199	7,727	120,938
Class R2	3,212	51,905	17,927	278,047
Class R3	7,907	128,650	32,799	512,316
Class R4	1,921	31,475	22,955	359,803
Class R6	58,650	952,717	244,765	3,807,986
	735,436	$11,978,359	3,754,723	$58,810,915

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(10,470,534)	$(172,768,313)	(13,113,692)	$(213,125,586)
Class B	(484,872)	(8,178,452)	(759,595)	(12,517,912)
Class C	(3,512,936)	(58,461,418)	(4,478,039)	(72,834,112)
Class I	(7,797,326)	(127,013,020)	(6,413,353)	(103,135,812)
Class R1	(44,072)	(726,259)	(55,519)	(889,507)
Class R2	(296,131)	(4,870,550)	(270,651)	(4,257,152)
Class R3	(180,636)	(2,996,000)	(200,270)	(3,180,871)
Class R4	(301,481)	(4,901,985)	(410,273)	(6,463,232)
Class R6	(1,951,196)	(31,997,794)	(968,238)	(15,513,591)
	(25,039,184)	$(411,913,791)	(26,669,630)	$(431,917,775)

Net change
Class A	(6,248,740)	$(103,115,668)	1,497,029	$21,928,414
Class B	(339,133)	(5,730,341)	(287,720)	(4,829,100)
Class C	(1,992,780)	(33,287,041)	2,307,379	37,086,728
Class I	5,656,970	92,675,030	17,428,770	281,397,959
Class R1	(32,566)	(536,134)	(18,299)	(293,460)
Class R2	44,803	698,052	579,199	9,492,941
Class R3	164,016	2,665,142	234,348	3,858,921
Class R4	(178,597)	(2,885,835)	(187,396)	(2,868,295)
Class R6	5,150,393	82,333,549	1,565,241	25,002,367
	2,224,366	$32,816,754	23,118,551	$370,776,475

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2017, the fund’s commitment fee and interest expense were $6,322 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	159,501,647	245,216,465	(254,075,340)	150,642,772

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,936)	$—	$465,799	$150,642,772

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust VI, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	6,329,612,868.770	132,704,839.172
John A. Caroselli	6,330,619,354.451	131,698,353.490
Maureen R. Goldfarb	6,315,675,281.759	146,642,407.912
David H. Gunning	6,305,186,698.635	157,131,009.306
Michael Hegarty	6,309,871,628.026	152,446,061.646
John P. Kavanaugh	6,332,679,359.255	129,638,330.417
Robert J. Manning	6,317,953,989.829	144,363,699.843
Clarence Otis, Jr.	6,323,592,829.433	138,724,860.239
Maryanne L. Roepke	6,332,173,801.267	130,143,906.674
Robin A. Stelmach	6,323,553,438.750	138,764,269.191
Laurie J. Thomsen	6,322,535,395.180	139,782,294.492

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

April 30, 2017

MFS® UTILITIES FUND

MMU-SEM

MFS® UTILITIES FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite the United Kingdom’s decision to leave the European Union and policy uncertainty accompanying a new presidential administration in the United States, most markets have proved resilient. U.S. share prices have reached new highs, and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve will continue to gradually hike interest rates. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies in hopes of reinvigorating slow-growing economies and lifting inflation.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, as well as geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
NextEra Energy, Inc.	4.5%
Exelon Corp.	4.0%
Sempra Energy	4.0%
PPL Corp.	4.0%
EDP Renovaveis S.A.	3.7%
PG&E Corp.	3.0%
Enel S.p.A	2.9%
Sunoco Logistics Partners LP	2.6%
Exelon Corp., 6.5%	2.5%
American Electric Power Co., Inc.	2.3%

Top five industries
Utilities - Electric Power	54.4%
Natural Gas - Pipeline	16.3%
Telephone Services	7.7%
Telecommunications - Wireless	6.9%
Natural Gas - Distribution	5.4%

Issuer country weightings (x)
United States	68.5%
Portugal	6.4%
Canada	3.2%
Italy	2.9%
Sweden	2.3%
Spain	2.3%
United Kingdom	2.3%
Brazil	1.6%
France	1.6%
Other Countries	8.9%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2016 through April 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 11/01/16-4/30/17
A	Actual	1.02%	$1,000.00	$1,066.47	$5.23
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
B	Actual	1.77%	$1,000.00	$1,062.19	$9.05
	Hypothetical (h)	1.77%	$1,000.00	$1,016.02	$8.85
C	Actual	1.77%	$1,000.00	$1,062.25	$9.05
	Hypothetical (h)	1.77%	$1,000.00	$1,016.02	$8.85
I	Actual	0.77%	$1,000.00	$1,067.56	$3.95
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86
R1	Actual	1.77%	$1,000.00	$1,062.36	$9.05
	Hypothetical (h)	1.77%	$1,000.00	$1,016.02	$8.85
R2	Actual	1.27%	$1,000.00	$1,065.32	$6.50
	Hypothetical (h)	1.27%	$1,000.00	$1,018.50	$6.36
R3	Actual	1.02%	$1,000.00	$1,066.49	$5.23
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
R4	Actual	0.77%	$1,000.00	$1,067.74	$3.95
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86
R6	Actual	0.66%	$1,000.00	$1,068.68	$3.39
	Hypothetical (h)	0.66%	$1,000.00	$1,021.52	$3.31

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

4/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 89.8%
Issuer	Shares/Par	Value ($)
Cable TV - 4.2%
Charter Communications, Inc., “A” (a)	176,521	$60,927,988
Comcast Corp., “A”	2,023,157	79,287,523
NOS, SGPS, S.A.	4,780,104	27,378,234

		$167,593,745
Energy - Independent - 1.3%
Enable Midstream Partners LP	788,456	$12,859,717
Targa Resources Corp.	173,919	9,588,154
Western Gas Equity Partners LP	674,934	30,905,228

		$53,353,099
Natural Gas - Distribution - 5.4%
China Resources Gas Group Ltd.	11,458,000	$38,667,905
Infraestructura Energetica Nova S.A.B. de C.V.	3,842,874	17,951,546
Sempra Energy	1,427,457	161,331,190

		$217,950,641
Natural Gas - Pipeline - 16.3%
American Midstream Partners LP	218,325	$3,242,126
Cheniere Energy, Inc. (a)	923,285	41,870,975
Enbridge, Inc.	1,626,819	67,430,071
Enterprise Products Partners LP	3,393,441	92,708,808
EQT GP Holdings LP	538,171	14,622,106
EQT Midstream Partners LP	714,864	55,787,987
Kinder Morgan, Inc.	1,042,613	21,509,106
ONEOK, Inc.	36,617	1,926,420
Plains All American Pipeline LP	402,629	11,776,896
Plains GP Holdings LP	1,358,075	40,429,893
SemGroup Corp., “A”	466,145	15,522,629
Shell Midstream Partners, LP	722,982	23,157,113
Sunoco Logistics Partners LP (a)	4,453,473	106,616,132
Tallgrass Energy GP LP	944,506	25,454,437
TransCanada Corp.	1,097,252	50,945,996
Williams Cos., Inc.	1,483,420	45,437,155
Williams Partners LP	876,443	35,872,812

		$654,310,662
Telecommunications - Wireless - 6.3%
Advanced Info Service PLC	5,053,600	$25,567,505
American Tower Corp., REIT	727,913	91,673,363

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - continued
Cellnex Telecom S.A.U.	1,960,236	$34,645,000
KDDI Corp.	1,151,600	30,531,992
Millicom International Cellular S.A.	22,061	1,210,487
Mobile TeleSystems PJSC, ADR	2,823,889	29,142,534
SBA Communications Corp., REIT (a)	148,781	18,819,309
Vodafone Group PLC	8,606,039	22,187,191

		$253,777,381
Telephone Services - 7.2%
Bezeq - The Israel Telecommunication Corp. Ltd.	13,087,943	$22,025,240
British Telecom Group, PLC	4,538,797	17,915,185
Com Hem Holding AB	7,354,969	91,591,465
France Telecom	2,107,165	32,593,755
Hellenic Telecommunications Organization S.A.	3,216,858	31,291,822
PT XL Axiata Tbk (a)	88,883,125	21,405,569
Royal KPN N.V.	12,684,859	36,685,773
TDC A.S.	5,021,701	26,953,515
Telefonica Brasil S.A., ADR	590,826	8,738,317

		$289,200,641
Utilities - Electric Power - 48.0%
AES Corp.	5,286,984	$59,795,789
Alupar Investimento S.A., IEU	865,200	5,138,237
Ameren Corp.	650,202	35,559,547
American Electric Power Co., Inc.	1,382,785	93,794,307
Avangrid, Inc.	830,248	36,115,788
Calpine Corp. (a)	7,552,429	77,034,776
China Longyuan Electric Power Group Corp.	30,448,000	23,447,585
CLP Holdings Ltd.	202,000	2,130,799
CMS Energy Corp.	47,813	2,170,710
Covanta Holding Corp.	1,547,566	22,517,085
DTE Energy Co.	437,933	45,803,412
Duke Energy Corp.	439,311	36,243,158
Dynegy, Inc. (a)(h)	5,348,436	34,336,959
Edison International	614,000	49,101,580
EDP Renovaveis S.A.	19,644,016	149,680,595
Emera, Inc. (l)	284,930	9,862,600
Enel S.p.A	24,723,312	117,527,337
Energias de Portugal S.A.	24,759,189	81,719,659
Engie Brasil Energia S.A.	1,785,700	19,128,180
Exelon Corp.	4,667,427	161,632,997
Great Plains Energy, Inc.	703,289	20,810,322
Iberdrola S.A.	7,999,289	57,527,355
Innogy SE	621,973	22,866,138

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
NextEra Energy Partners LP	1,559,785	$54,046,550
NextEra Energy, Inc.	1,357,531	181,311,840
NRG Energy, Inc.	3,975,125	67,179,613
NRG Yield, Inc., “A” (h)	1,824,899	31,643,749
NRG Yield, Inc., “C”	1,643,381	29,087,844
NTPC Ltd.	3,134,700	8,015,827
PG&E Corp.	1,775,320	119,035,206
PPL Corp.	4,219,047	160,787,881
Public Service Enterprise Group, Inc.	837,131	36,875,621
RWE AG (a)	1,362,385	22,564,919
SSE PLC	2,779,067	50,068,315
Transmissora Alianca de Energia Eletrica S.A., IEU	1,230,368	8,919,446

		$1,933,481,726
Utilities - Water - 1.1%
Companhia de Saneamento Basico do Estado de Sao Paulo	1,595,300	$14,711,309
Suez Environnement (l)	1,816,044	29,841,399

		$44,552,708
Total Common Stocks (Identified Cost, $3,222,309,588)		$3,614,220,603

Convertible Preferred Stocks - 8.2%
Energy - Independent - 0.9%
Anadarko Petroleum Corp., 7.5%	780,718	$35,842,763

Telecommunications - Wireless - 0.6%
American Tower Corp., 5.5%	208,311	$24,111,998

Telephone Services - 0.5%
Frontier Communications Corp., 11.125%	421,807	$18,702,922

Utilities - Electric Power - 6.2%
Dominion Resources, Inc. , 6.75%	832,785	$42,155,577
Dynegy, Inc., 5.02% (h)	176,960	9,014,342
Dynegy, Inc., 5.375% (h)	575,738	13,311,063
Exelon Corp., 6.5%	2,056,966	101,593,551
Great Plains Energy, Inc., 7%	396,653	21,458,927
NextEra Energy, Inc., 6.123%	824,500	43,203,800
NextEra Energy, Inc., 6.371%	332,281	20,505,061

		$251,242,321
Total Convertible Preferred Stocks (Identified Cost, $388,016,463)		$329,900,004

7

Portfolio of Investments (unaudited) – continued

Preferred Stocks - 0.2%
Issuer	Shares/Par	Value ($)
Utilities - Electric Power - 0.2%
Companhia Paranaense de Energia (a) (Identified Cost, $12,090,433)	1,017,500	$9,350,979

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $60,760,375)	60,766,446	$60,766,446

Collateral for Securities Loaned - 0.8%
JPMorgan U.S. Government Money Market Fund, 0.67% (j) (Identified Cost, $33,840,309)	33,840,309	$33,840,309
Total Investments (Identified Cost, $3,717,017,168)		$4,048,078,341

Other Assets, Less Liabilities - (0.5)%		(21,604,197)
Net Assets - 100.0%		$4,026,474,144

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 4/30/17

Forward Foreign Currency Exchange Contracts at 4/30/17

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Barclays Bank PLC	2,350,000	6/09/17	$1,722,724	$1,722,520	$204
SELL	CAD	BNP Paribas S.A.	5,194,008	6/09/17	3,876,831	3,807,141	69,690

8

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	CAD	Citibank N.A.	95,387,874	6/09/17	$71,189,497	$69,918,076	$1,271,421
SELL	CAD	Morgan Stanley Capital Services	5,893,531	6/09/17	4,386,541	4,319,882	66,659
BUY	EUR	Barclays Bank PLC	701,308	6/09/17	751,019	765,455	14,436
BUY	EUR	BNP Paribas S.A.	3,285,219	6/09/17	3,533,913	3,585,708	51,795
BUY	EUR	JPMorgan Chase Bank	1,319,301	6/09/17	1,409,805	1,439,974	30,169
BUY	EUR	JPMorgan Chase Bank	1,430,446	6/09/17	1,520,346	1,561,285	40,939
BUY	EUR	Merrill Lynch International	1,523,225	6/09/17	1,629,515	1,662,550	33,035
BUY	EUR	Morgan Stanley Capital Services	3,004,817	6/09/17	3,235,898	3,279,659	43,761
SELL	EUR	Barclays Bank PLC	1,602,958	6/09/17	1,758,385	1,749,576	8,809
BUY	GBP	BNP Paribas S.A.	1,439,471	6/09/17	1,848,893	1,866,498	17,605

							$1,648,523

Liability Derivatives
BUY	CAD	Barclays Bank PLC	3,510,000	6/09/17	$2,614,718	$2,572,786	$(41,932)
SELL	EUR	Barclays Bank PLC	231,922	6/09/17	248,995	253,135	(4,140)
SELL	EUR	BNP Paribas S.A.	8,764,651	6/09/17	9,321,324	9,566,327	(245,003)
SELL	EUR	Citibank N.A.	3,820,152	6/09/17	4,060,572	4,169,570	(108,998)
SELL	EUR	HBSC Bank	9,726,455	6/09/17	10,339,076	10,616,105	(277,029)
SELL	EUR	JPMorgan Chase Bank	246,759,196	6/09/17	262,087,878	269,329,518	(7,241,640)
SELL	EUR	Morgan Stanley Capital Services	98,094,624	5/19/17-6/09/17	104,411,935	106,975,519	(2,563,584)
SELL	GBP	Barclays Bank PLC	49,832,671	6/09/17	60,970,622	64,615,797	(3,645,175)

							$(14,127,501)

At April 30, 2017, the fund had cash collateral of $12,303,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $3,408,464,472)	$3,899,005,782
Underlying affiliated funds, at value (identified cost, $60,760,375)	60,766,446
Other affiliated issuers, at value (identified cost, $247,792,321)	88,306,113
Total investments, at value, including $31,901,321 of securities on loan (identified cost, $3,717,017,168)	$4,048,078,341
Cash	1,519,456
Deposits with brokers	12,303,000
Foreign currency, at value (identified cost, $391,738)	391,738
Receivables for
Forward foreign currency exchange contracts	1,648,523
Investments sold	14,327,541
Fund shares sold	2,934,014
Interest and dividends	6,838,808
Other assets	12,858
Total assets	$4,088,054,279
Liabilities
Payables for
Distributions	$566,366
Forward foreign currency exchange contracts	14,127,501
Investments purchased	1,358,426
Fund shares reacquired	9,051,942
Collateral for securities loaned, at value	33,840,309
Payable to affiliates
Investment adviser	266,508
Shareholder servicing costs	1,652,484
Distribution and service fees	159,330
Payable for independent Trustees’ compensation	13,486
Deferred country tax expense payable	416,649
Accrued expenses and other liabilities	127,134
Total liabilities	$61,580,135
Net assets	$4,026,474,144
Net assets consist of
Paid-in capital	$3,707,451,401
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $416,649 deferred country tax)	318,149,266
Accumulated net realized gain (loss) on investments and foreign currency	6,224,528
Accumulated distributions in excess of net investment income	(5,351,051)
Net assets	$4,026,474,144
Shares of beneficial interest outstanding	209,466,300

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,086,711,039	108,511,988	$19.23
Class B	168,536,354	8,807,751	19.14
Class C	685,552,676	35,833,954	19.13
Class I	666,400,938	34,523,468	19.30
Class R1	8,585,491	449,592	19.10
Class R2	83,914,922	4,375,878	19.18
Class R3	106,517,702	5,541,932	19.22
Class R4	85,516,964	4,443,390	19.25
Class R6	134,738,058	6,978,347	19.31

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $20.40 [100 / 94.25 x $19.23]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$71,254,201
Interest	143,741
Dividends from underlying affiliated funds	303,387
Dividends from other affiliated issuers	3,090,553
Other	7,808
Foreign taxes withheld	(342,716)
Total investment income	$74,456,974
Expenses
Management fee	$11,828,955
Distribution and service fees	7,526,276
Shareholder servicing costs	2,647,097
Administrative services fee	315,289
Independent Trustees’ compensation	27,239
Custodian fee	237,091
Reimbursement of custodian expenses	(32,643)
Shareholder communications	197,764
Audit and tax fees	35,744
Legal fees	22,616
Miscellaneous	149,516
Total expenses	$22,954,944
Fees paid indirectly	(5,548)
Reduction of expenses by investment adviser and distributor	(23,284)
Net expenses	$22,926,112
Net investment income	$51,530,862
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$66,453,748
Underlying affiliated funds	(8,033)
Other affiliated issuers	(7,689,050)
Foreign currency	31,643,281
Net realized gain (loss) on investments and foreign currency	$90,399,946
Change in unrealized appreciation (depreciation)
Investments (net of $397,524 increase in deferred country tax)	$138,034,529
Translation of assets and liabilities in foreign currencies	(27,522,785)
Net unrealized gain (loss) on investments and foreign currency translation	$110,511,744
Net realized and unrealized gain (loss) on investments and foreign currency	$200,911,690
Change in net assets from operations	$252,442,552

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/17 (unaudited)	Year ended 10/31/16
From operations
Net investment income	$51,530,862	$169,385,980
Net realized gain (loss) on investments and foreign currency	90,399,946	(65,530,535)
Net unrealized gain (loss) on investments and foreign currency translation	110,511,744	68,707,244
Change in net assets from operations	$252,442,552	$172,562,689
Distributions declared to shareholders
From net investment income	$(99,091,605)	$(109,125,190)
From net realized gain on investments	—	(271,621,262)
Total distributions declared to shareholders	$(99,091,605)	$(380,746,452)
Change in net assets from fund share transactions	$(434,688,895)	$(679,128,254)
Total change in net assets	$(281,337,948)	$(887,312,017)
Net assets
At beginning of period	4,307,812,092	5,195,124,109
At end of period (including accumulated distributions in excess of net investment income of $5,351,051 and undistributed net investment income of $42,209,692, respectively)	$4,026,474,144	$4,307,812,092

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.49		$19.25	$23.34	$21.80	$18.61	$17.11
Income (loss) from investment operations
Net investment income (d)	$0.25	(c)	$0.70	$0.45	$0.66	$0.60	$0.51
Net realized and unrealized gain (loss) on investments and foreign currency	0.95		0.07	(2.73)	2.42	3.17	1.53
Total from investment operations	$1.20		$0.77	$(2.28)	$3.08	$3.77	$2.04
Less distributions declared to shareholders
From net investment income	$(0.46)		$(0.46)	$(0.47)	$(0.64)	$(0.57)	$(0.54)
From net realized gain on investments	—		(1.07)	(1.34)	(0.90)	(0.01)	—
Total distributions declared to shareholders	$(0.46)		$(1.53)	$(1.81)	$(1.54)	$(0.58)	$(0.54)
Net asset value, end of period (x)	$19.23		$18.49	$19.25	$23.34	$21.80	$18.61
Total return (%) (r)(s)(t)(x)	6.65	(c)(n)	4.91	(10.42)	14.99	20.59	12.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)(c)	1.00	0.99	0.97	1.01	1.02
Expenses after expense reductions (f)	1.02	(a)(c)	0.99	0.99	0.97	1.01	1.02
Net investment income	2.68	(a)(c)	3.85	2.10	2.97	2.97	2.90
Portfolio turnover	12	(n)	27	45	46	54	46
Net assets at end of period (000 omitted)	$2,086,711		$2,431,147	$2,926,491	$3,597,063	$3,242,884	$2,699,649

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.40		$19.16	$23.24	$21.71	$18.55	$17.05
Income (loss) from investment operations
Net investment income (d)	$0.18	(c)	$0.55	$0.28	$0.49	$0.44	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.95		0.08	(2.71)	2.41	3.15	1.54
Total from investment operations	$1.13		$0.63	$(2.43)	$2.90	$3.59	$1.91
Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.32)	$(0.31)	$(0.47)	$(0.42)	$(0.41)
From net realized gain on investments	—		(1.07)	(1.34)	(0.90)	(0.01)	—
Total distributions declared to shareholders	$(0.39)		$(1.39)	$(1.65)	$(1.37)	$(0.43)	$(0.41)
Net asset value, end of period (x)	$19.14		$18.40	$19.16	$23.24	$21.71	$18.55
Total return (%) (r)(s)(t)(x)	6.27	(c)(n)	4.15	(11.09)	14.15	19.60	11.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)(c)	1.75	1.74	1.72	1.76	1.77
Expenses after expense reductions (f)	1.77	(a)(c)	1.75	1.74	1.72	1.76	1.77
Net investment income	1.93	(a)(c)	3.05	1.34	2.23	2.21	2.14
Portfolio turnover	12	(n)	27	45	46	54	46
Net assets at end of period (000 omitted)	$168,536		$198,512	$260,079	$332,141	$305,988	$265,748

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.40		$19.16	$23.24	$21.71	$18.55	$17.05
Income (loss) from investment operations
Net investment income (d)	$0.18	(c)	$0.56	$0.29	$0.49	$0.44	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	0.94		0.07	(2.72)	2.41	3.15	1.53
Total from investment operations	$1.12		$0.63	$(2.43)	$2.90	$3.59	$1.91
Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.32)	$(0.31)	$(0.47)	$(0.42)	$(0.41)
From net realized gain on investments	—		(1.07)	(1.34)	(0.90)	(0.01)	—
Total distributions declared to shareholders	$(0.39)		$(1.39)	$(1.65)	$(1.37)	$(0.43)	$(0.41)
Net asset value, end of period (x)	$19.13		$18.40	$19.16	$23.24	$21.71	$18.55
Total return (%) (r)(s)(t)(x)	6.23	(c)(n)	4.15	(11.09)	14.16	19.61	11.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)(c)	1.75	1.74	1.72	1.76	1.77
Expenses after expense reductions (f)	1.77	(a)(c)	1.75	1.74	1.72	1.76	1.77
Net investment income	1.93	(a)(c)	3.09	1.35	2.21	2.21	2.15
Portfolio turnover	12	(n)	27	45	46	54	46
Net assets at end of period (000 omitted)	$685,553		$757,086	$945,033	$1,145,572	$917,978	$739,959

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.56		$19.31	$23.41	$21.86	$18.67	$17.15
Income (loss) from investment operations
Net investment income (d)	$0.27	(c)	$0.76	$0.50	$0.71	$0.65	$0.57
Net realized and unrealized gain (loss) on investments and foreign currency	0.96		0.06	(2.73)	2.44	3.17	1.53
Total from investment operations	$1.23		$0.82	$(2.23)	$3.15	$3.82	$2.10
Less distributions declared to shareholders
From net investment income	$(0.49)		$(0.50)	$(0.53)	$(0.70)	$(0.62)	$(0.58)
From net realized gain on investments	—		(1.07)	(1.34)	(0.90)	(0.01)	—
Total distributions declared to shareholders	$(0.49)		$(1.57)	$(1.87)	$(1.60)	$(0.63)	$(0.58)
Net asset value, end of period (x)	$19.30		$18.56	$19.31	$23.41	$21.86	$18.67
Total return (%) (r)(s)(x)	6.76	(c)(n)	5.20	(10.20)	15.28	20.82	12.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)(c)	0.75	0.74	0.72	0.76	0.77
Expenses after expense reductions (f)	0.77	(a)(c)	0.75	0.74	0.72	0.76	0.77
Net investment income	2.90	(a)(c)	4.18	2.33	3.14	3.21	3.22
Portfolio turnover	12	(n)	27	45	46	54	46
Net assets at end of period (000 omitted)	$666,401		$508,566	$636,784	$864,695	$566,374	$462,849

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.37		$19.13	$23.21	$21.68	$18.52	$17.03
Income (loss) from investment operations
Net investment income (d)	$0.18	(c)	$0.56	$0.29	$0.49	$0.44	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.94		0.08	(2.72)	2.41	3.15	1.53
Total from investment operations	$1.12		$0.64	$(2.43)	$2.90	$3.59	$1.90
Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.33)	$(0.31)	$(0.47)	$(0.42)	$(0.41)
From net realized gain on investments	—		(1.07)	(1.34)	(0.90)	(0.01)	—
Total distributions declared to shareholders	$(0.39)		$(1.40)	$(1.65)	$(1.37)	$(0.43)	$(0.41)
Net asset value, end of period (x)	$19.10		$18.37	$19.13	$23.21	$21.68	$18.52
Total return (%) (r)(s)(x)	6.24	(c)(n)	4.17	(11.11)	14.18	19.63	11.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)(c)	1.75	1.74	1.72	1.76	1.77
Expenses after expense reductions (f)	1.77	(a)(c)	1.75	1.74	1.72	1.76	1.77
Net investment income	1.95	(a)(c)	3.14	1.34	2.21	2.22	2.15
Portfolio turnover	12	(n)	27	45	46	54	46
Net assets at end of period (000 omitted)	$8,585		$10,305	$10,865	$14,177	$12,041	$12,092

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.44		$19.20	$23.29	$21.75	$18.58	$17.07
Income (loss) from investment operations
Net investment income (d)	$0.22	(c)	$0.65	$0.39	$0.60	$0.54	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	0.96		0.07	(2.72)	2.42	3.16	1.55
Total from investment operations	$1.18		$0.72	$(2.33)	$3.02	$3.70	$2.01
Less distributions declared to shareholders
From net investment income	$(0.44)		$(0.41)	$(0.42)	$(0.58)	$(0.52)	$(0.50)
From net realized gain on investments	—		(1.07)	(1.34)	(0.90)	(0.01)	—
Total distributions declared to shareholders	$(0.44)		$(1.48)	$(1.76)	$(1.48)	$(0.53)	$(0.50)
Net asset value, end of period (x)	$19.18		$18.44	$19.20	$23.29	$21.75	$18.58
Total return (%) (r)(s)(x)	6.53	(c)(n)	4.66	(10.66)	14.74	20.22	11.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)(c)	1.25	1.24	1.22	1.26	1.27
Expenses after expense reductions (f)	1.27	(a)(c)	1.25	1.24	1.22	1.26	1.27
Net investment income	2.42	(a)(c)	3.61	1.84	2.69	2.71	2.65
Portfolio turnover	12	(n)	27	45	46	54	46
Net assets at end of period (000 omitted)	$83,915		$92,123	$104,858	$137,813	$116,355	$116,173

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.48		$19.24	$23.33	$21.79	$18.59	$17.09
Income (loss) from investment operations
Net investment income (d)	$0.25	(c)	$0.71	$0.45	$0.65	$0.52	$0.51
Net realized and unrealized gain (loss) on investments and foreign currency	0.95		0.06)	(2.73)	2.43	3.25	1.53
Total from investment operations	$1.20		$0.77	$(2.28)	$3.08	$3.77	$2.04
Less distributions declared to shareholders
From net investment income	$(0.46)		$(0.46)	$(0.47)	$(0.64)	$(0.56)	$(0.54)
From net realized gain on investments	—		(1.07)	(1.34)	(0.90)	(0.01)	—
Total distributions declared to shareholders	$(0.46)		$(1.53)	$(1.81)	$(1.54)	$(0.57)	$(0.54)
Net asset value, end of period (x)	$19.22		$18.48	$19.24	$23.33	$21.79	$18.59
Total return (%) (r)(s)(x)	6.65	(c)(n)	4.91	(10.42)	15.00	20.61	12.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)(c)	0.99	0.99	0.97	1.00	1.02
Expenses after expense reductions (f)	1.02	(a)(c)	0.99	0.99	0.97	1.00	1.02
Net investment income	2.69	(a)(c)	3.91	2.09	2.93	2.67	2.90
Portfolio turnover	12	(n)	27	45	46	54	46
Net assets at end of period (000 omitted)	$106,518		$128,051	$134,801	$177,562	$135,710	$364,245

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.51		$19.26	$23.35	$21.81	$18.63	$17.12
Income (loss) from investment operations
Net investment income (d)	$0.27	(c)	$0.74	$0.50	$0.71	$0.65	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.96		0.08	(2.72)	2.43	3.16	1.53
Total from investment operations	$1.23		$0.82	$(2.22)	$3.14	$3.81	$2.09
Less distributions declared to shareholders
From net investment income	$(0.49)		$(0.50)	$(0.53)	$(0.70)	$(0.62)	$(0.58)
From net realized gain on investments	—		(1.07)	(1.34)	(0.90)	(0.01)	—
Total distributions declared to shareholders	$(0.49)		$(1.57)	$(1.87)	$(1.60)	$(0.63)	$(0.58)
Net asset value, end of period (x)	$19.25		$18.51	$19.26	$23.35	$21.81	$18.63
Total return (%) (r)(s)(x)	6.77	(c)(n)	5.21	(10.19)	15.26	20.82	12.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)(c)	0.74	0.74	0.72	0.76	0.77
Expenses after expense reductions (f)	0.77	(a)(c)	0.74	0.74	0.72	0.76	0.77
Net investment income	2.92	(a)(c)	4.11	2.33	3.19	3.22	3.17
Portfolio turnover	12	(n)	27	45	46	54	46
Net assets at end of period (000 omitted)	$85,517		$89,124	$100,251	$144,910	$108,572	$73,570

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R6			2016	2015	2014	2013	2012 (i)

Net asset value, beginning of period	$18.56		$19.31	$23.42	$21.86	$18.67	$16.71
Income (loss) from investment operations
Net investment income (d)	$0.27	(c)	$0.78	$0.53	$0.62	$0.72	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.98		0.06	(2.75)	2.55	3.12	1.96	(g)
Total from investment operations	$1.25		$0.84	$(2.22)	$3.17	$3.84	$2.18
Less distributions declared to shareholders
From net investment income	$(0.50)		$(0.52)	$(0.55)	$(0.71)	$(0.64)	$(0.22)
From net realized gain on investments	—		(1.07)	(1.34)	(0.90)	(0.01)	—
Total distributions declared to shareholders	$(0.50)		$(1.59)	$(1.89)	$(1.61)	$(0.65)	$(0.22)
Net asset value, end of period (x)	$19.31		$18.56	$19.31	$23.42	$21.86	$18.67
Total return (%) (r)(s)(x)	6.87	(c)(n)	5.30	(10.15)	15.42	20.95	13.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)(c)	0.65	0.63	0.63	0.65	0.71	(a)
Expenses after expense reductions (f)	0.66	(a)(c)	0.65	0.63	0.63	0.65	0.71	(a)
Net investment income	2.93	(a)(c)	4.31	2.48	2.71	3.48	2.93	(a)
Portfolio turnover	12	(n)	27	45	46	54	46
Net assets at end of period (000 omitted)	$134,738		$92,898	$75,962	$50,344	$2,492	$283

See Notes to Financial Statements

22

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Utilities Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

24

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

25

Notes to Financial Statements (unaudited) – continued

quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,656,592,402	$29,519,403	$—	$2,686,111,805
Portugal	258,778,488	—	—	258,778,488
Canada	128,238,668	—	—	128,238,668
Italy	117,527,336	—	—	117,527,336
Sweden	92,801,952	—	—	92,801,952
Spain	92,172,356	—	—	92,172,356
United Kingdom	90,170,690	—	—	90,170,690
Brazil	65,986,468	—	—	65,986,468
France	62,435,154	—	—	62,435,154
Other Countries	333,681,164	25,567,505	—	359,248,669
Mutual Funds	94,606,755	—	—	94,606,755
Total Investments	$3,992,991,433	$55,086,908	$—	$4,048,078,341

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$1,648,523	$—	$1,648,523
Forward Foreign Currency Exchange Contracts – Liabilities	—	(14,127,501)	—	(14,127,501)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $20,505,061 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The

26

Notes to Financial Statements (unaudited) – continued

fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$1,648,523	$(14,127,501)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2017 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$31,780,895

27

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2017 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(27,538,900)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter

28

Notes to Financial Statements (unaudited) – continued

into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $31,901,321. The fair value of the fund’s investment securities on loan and a related liability of $33,840,309 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized

29

Notes to Financial Statements (unaudited) – continued

by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been

30

Notes to Financial Statements (unaudited) – continued

accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, and partnership adjustments.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/16
Ordinary income (including any short-term capital gains)	$112,449,974
Long-term capital gains	268,296,478
Total distributions	$380,746,452

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/17
Cost of investments	$3,750,298,859
Gross appreciation	685,108,001
Gross depreciation	(387,328,519)
Net unrealized appreciation (depreciation)	$297,779,482

As of 10/31/16
Undistributed ordinary income	54,504,064
Capital loss carryforwards	(53,537,271)
Other temporary differences	(15,235,233)
Net unrealized appreciation (depreciation)	179,940,236

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

31

Notes to Financial Statements (unaudited) – continued

As of October 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(53,537,271)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/17	Year ended 10/31/16	Six months ended 4/30/17	Year ended 10/31/16
Class A	$56,626,470	$65,828,401	$—	$154,785,763
Class B	3,802,773	4,130,970	—	13,994,855
Class C	15,030,168	14,786,360	—	49,747,414
Class I	13,974,390	13,542,032	—	29,518,128
Class R1	196,273	193,047	—	607,802
Class R2	2,073,426	2,262,198	—	5,814,941
Class R3	2,769,730	3,256,213	—	7,116,727
Class R4	2,235,012	2,625,833	—	5,454,803
Class R6	2,383,363	2,500,136	—	4,580,829
Total	$99,091,605	$109,125,190	$—	$271,621,262

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period November 1, 2016 through February 27, 2017, the management fee was computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.60%
Average daily net assets in excess of $3 billion	0.55%

The investment adviser had agreed in writing to reduce its management fee to 0.50% of average daily net assets in excess of $10 billion. This written agreement terminated on February 27, 2017. For the period November 1, 2016 through February 27, 2017, the fund’s average daily net assets did not exceed $10 billion and therefore, the management fee was not reduced in accordance with this agreement. Effective February 28, 2017, the management fee is computed daily and paid monthly at an annual rate of 0.60% of average daily net assets up to $3 billion, 0.55% of average daily net assets in excess of $3 billion up to $10 billion, and 0.50% of average daily net assets in excess of $10 billion. The management fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.59% of the fund’s

32

Notes to Financial Statements (unaudited) – continued

average daily net assets. Effective October 1, 2017, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $142,433 for the six months ended April 30, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,760,307
Class B	0.75%	0.25%	1.00%	1.00%	880,675
Class C	0.75%	0.25%	1.00%	1.00%	3,486,493
Class R1	0.75%	0.25%	1.00%	1.00%	45,352
Class R2	0.25%	0.25%	0.50%	0.50%	215,433
Class R3	—	0.25%	0.25%	0.25%	138,016
Total Distribution and Service Fees					$7,526,276

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2017, this rebate amounted to $21,525, $462, $1,141, $16, and $140 for Class A, Class B, Class C, Class R2, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2017, were as follows:

Amount
Class A	$5,117
Class B	172,335
Class C	18,550

33

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2017, the fee was $271,377, which equated to 0.0134% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,375,720.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.0156% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $490 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $3,835 at April 30, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2017, the fee paid by the fund under this agreement was $3,925 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

34

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS purchased 98,756 shares of Class I for an aggregate amount of $1,751,936.

On March 16, 2017, MFS purchased 45,165 shares of Class I for an aggregate amount of $863,094.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended April 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $852,337 and $8,313,972, respectively. The sales transactions resulted in net realized gains (losses) of $670,847.

(4) Portfolio Securities

For the six months ended April 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $461,965,025 and $868,363,772, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,039,968	$111,507,919	17,786,980	$317,732,046
Class B	237,389	4,366,582	853,191	15,042,902
Class C	808,378	14,852,902	3,378,411	59,417,580
Class I	13,703,325	256,929,854	11,754,843	215,115,235
Class R1	65,951	1,204,797	166,413	2,972,152
Class R2	484,592	8,959,282	1,436,909	25,801,987
Class R3	658,971	12,191,078	2,176,048	39,313,698
Class R4	580,198	10,710,117	1,988,114	36,111,425
Class R6	3,523,853	67,092,690	2,208,898	39,706,478
	26,102,625	$487,815,221	41,749,807	$751,213,503

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,957,930	$54,128,601	12,397,367	$209,777,837
Class B	181,037	3,288,378	955,736	15,971,548
Class C	705,520	12,820,903	3,253,023	54,384,726
Class I	646,317	11,936,278	2,035,049	34,648,447
Class R1	10,793	195,635	47,904	800,808
Class R2	108,315	1,976,481	459,216	7,736,453
Class R3	151,096	2,765,711	612,011	10,370,428
Class R4	114,382	2,098,510	447,306	7,598,567
Class R6	92,722	1,717,593	288,871	4,939,804
	4,968,112	$90,928,090	20,496,483	$346,228,618

Shares reacquired
Class A	(31,959,164)	$(593,644,486)	(50,768,874)	$(910,512,997)
Class B	(2,398,955)	(43,948,996)	(4,594,577)	(83,055,368)
Class C	(6,829,042)	(125,275,502)	(14,808,103)	(264,263,094)
Class I	(7,228,179)	(134,459,489)	(19,364,733)	(343,188,191)
Class R1	(188,274)	(3,434,753)	(221,186)	(3,976,596)
Class R2	(1,212,412)	(22,453,752)	(2,362,413)	(42,491,242)
Class R3	(2,196,463)	(40,209,785)	(2,867,208)	(51,830,199)
Class R4	(1,066,901)	(19,652,859)	(2,824,947)	(51,257,876)
Class R6	(1,642,265)	(30,352,584)	(1,426,694)	(25,994,812)
	(54,721,655)	$(1,013,432,206)	(99,238,735)	$(1,776,570,375)

Net change
Class A	(22,961,266)	$(428,007,966)	(20,584,527)	$(383,003,114)
Class B	(1,980,529)	(36,294,036)	(2,785,650)	(52,040,918)
Class C	(5,315,144)	(97,601,697)	(8,176,669)	(150,460,788)
Class I	7,121,463	134,406,643	(5,574,841)	(93,424,509)
Class R1	(111,530)	(2,034,321)	(6,869)	(203,636)
Class R2	(619,505)	(11,517,989)	(466,288)	(8,952,802)
Class R3	(1,386,396)	(25,252,996)	(79,149)	(2,146,073)
Class R4	(372,321)	(6,844,232)	(389,527)	(7,547,884)
Class R6	1,974,310	38,457,699	1,071,075	18,651,470
	(23,650,918)	$(434,688,895)	(36,992,445)	$(679,128,254)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the

36

Notes to Financial Statements (unaudited) – continued

participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2017, the fund’s commitment fee and interest expense were $15,662 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	121,487,367	334,027,914	(394,748,835)	60,766,446

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(8,033)	$—	$303,387	$60,766,446

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Dynegy, Inc.	6,321,005	129,306	(349,177)	6,101,134
NRG Yield, Inc., “A”	1,824,899	—	—	1,824,899

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Dynegy, Inc.	$(7,689,050)	$—	$2,159,855	$56,662,364
NRG Yield, Inc., “A”	—	—	930,698	31,643,749

	$(7,689,050)	$—	$ 3,090,553	$88,306,113

37

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust VI, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	6,329,612,868.770	132,704,839.172
John A. Caroselli	6,330,619,354.451	131,698,353.490
Maureen R. Goldfarb	6,315,675,281.759	146,642,407.912
David H. Gunning	6,305,186,698.635	157,131,009.306
Michael Hegarty	6,309,871,628.026	152,446,061.646
John P. Kavanaugh	6,332,679,359.255	129,638,330.417
Robert J. Manning	6,317,953,989.829	144,363,699.843
Clarence Otis, Jr.	6,323,592,829.433	138,724,860.239
Maryanne L. Roepke	6,332,173,801.267	130,143,906.674
Robin A. Stelmach	6,323,553,438.750	138,764,269.191
Laurie J. Thomsen	6,322,535,395.180	139,782,294.492

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

39

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2017

*	Print name and title of each signing officer under his or her signature.